UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Sheelyn Michael First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended July 31, 2018, is filed herewith.

First Eagle Global Fund

Consolidated Schedule of Investments
July 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 73.6%

Africa — 0.1%
Randgold Resources Ltd., ADR	413,501	30,537,049

Australia — 0.6%
Newcrest Mining Ltd.	21,416,357	344,055,375

Belgium — 0.5%
Groupe Bruxelles Lambert SA	2,788,865	296,257,887

Brazil — 0.4%
Cielo SA	63,711,300	243,587,551

Canada — 4.4%
Agnico Eagle Mines Ltd.	5,969,324	250,088,910
Barrick Gold Corp.	20,378,638	228,036,959
Canadian Natural Resources Ltd.	2,388,401	87,762,284
Cenovus Energy, Inc.	15,294,201	153,553,778
Franco-Nevada Corp.	2,615,497	191,852,038
Goldcorp, Inc.	14,579,998	182,249,975
Imperial Oil Ltd.	9,729,552	333,206,397
Nutrien Ltd.	12,347,604	669,363,613
Power Corp. of Canada	3,544,060	80,615,548
Wheaton Precious Metals Corp.	13,305,261	278,745,218
		2,455,474,720
Denmark — 0.2%
ISS A/S	3,009,360	112,409,015

France — 5.1%
Bouygues SA	5,688,713	249,816,676
Carrefour SA	5,207,535	93,364,812
Cie de Saint-Gobain	7,966,648	354,183,735
Danone SA	8,040,001	631,238,881
Legrand SA	1,401,821	102,890,663
LVMH Moet Hennessy Louis Vuitton SE	320,194	111,583,793
NSC Groupe	38,717	3,689,809
Rexel SA	11,789,132	184,380,356
Robertet SA	157,260	92,059,536
Robertet SA CI (non-voting)‡(a)	42,252	17,257,996
Sabeton SA(b)	385,000	11,213,539
Sanofi	5,286,679	459,921,560
Sodexo SA	3,369,352	373,243,415
Wendel SA	851,019	123,935,633
		2,808,780,404
Germany — 1.5%
HeidelbergCement AG	5,883,039	499,681,420
Hornbach Baumarkt AG	29,871	885,467
Hornbach Holding AG & Co. KGaA(b)	1,181,422	82,215,390
Linde AG	938,751	232,150,237
		814,932,514
Hong Kong — 2.3%
CK Asset Holdings Ltd.	22,280,500	170,634,879
Guoco Group Ltd.	12,693,580	209,748,840
Hang Lung Properties Ltd.	125,232,969	263,306,839
Hysan Development Co. Ltd.	23,163,348	126,997,784
Jardine Matheson Holdings Ltd.	6,979,771	472,592,044
Jardine Strategic Holdings Ltd.	520,800	20,804,760
		1,264,085,146
Ireland — 0.3%
CRH plc	4,704,407	160,700,685

Israel — 0.1%
Israel Chemicals Ltd.	12,448,757	59,596,321

Italy — 0.1%
Italmobiliare SpA	1,889,410	45,292,322

Japan — 11.5%
Chofu Seisakusho Co. Ltd.(b)	3,351,000	71,844,190
FANUC Corp.	4,251,100	857,195,659
Hirose Electric Co. Ltd.(b)	2,564,415	312,680,256
Hoya Corp.	6,960,340	418,836,708
KDDI Corp.	31,838,200	886,275,693
Keyence Corp.	934,800	494,479,648
Mitsubishi Electric Corp.	1,184,700	16,096,194
Mitsubishi Estate Co. Ltd.	30,826,080	534,913,155
MS&AD Insurance Group Holdings, Inc.	9,086,420	278,314,035
Nissin Foods Holdings Co. Ltd.	2,006,030	138,405,255
NTT DOCOMO, Inc.	16,534,400	425,677,090
Secom Co. Ltd.	9,186,430	702,142,161
Shimano, Inc.	1,892,590	272,927,035
SMC Corp.	698,556	236,711,885
Sompo Holdings, Inc.	17,037,000	692,454,629
T Hasegawa Co. Ltd.(b)	3,016,200	65,592,485
		6,404,546,078
Mexico — 0.6%
Fresnillo plc	18,230,274	248,296,742
Industrias Penoles SAB de CV	6,401,020	108,531,681
		356,828,423
Norway — 0.0%(c)
Orkla ASA	2,000,066	16,924,174

Russia — 0.1%
Gazprom PJSC, ADR	15,687,012	70,350,005

South Korea — 1.7%
Hyundai Mobis Co. Ltd.	987,144	201,224,996
Kia Motors Corp.	9,033,931	256,117,744
KT&G Corp.	4,321,898	426,916,130
Lotte Confectionery Co. Ltd.	153,688	21,718,484
Lotte Corp.*	913,277	43,019,783
Namyang Dairy Products Co. Ltd.(b)	39,989	22,914,181
		971,911,318
Sweden — 0.8%
Investor AB, Class A	5,939,940	257,091,691
Investor AB, Class B	3,394,798	147,877,028

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
Svenska Handelsbanken AB, Class A	4,892,177	60,430,684
		465,399,403
Switzerland — 1.7%
Cie Financiere Richemont SA (Registered)	550,340	48,198,158
Nestle SA (Registered)	6,590,466	537,079,142
Pargesa Holding SA	4,327,670	361,471,518
		946,748,818
Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,187,154	90,132,616

Thailand — 0.6%
Bangkok Bank PCL, NVDR	51,812,900	321,300,068
Bangkok Bank PCL	36,500	228,355
		321,528,423
United Kingdom — 4.8%
Berkeley Group Holdings plc	6,602,948	323,190,571
British American Tobacco plc	8,182,821	449,828,621
BT Group plc	46,726,193	142,939,537
Diageo plc	8,034,220	294,755,447
GlaxoSmithKline plc	14,471,132	300,569,048
Liberty Global plc, Class C*	5,645,208	153,210,945
Lloyds Banking Group plc	370,293,091	303,521,198
TechnipFMC plc	15,536,847	505,724,370
Unilever NV, CVA	890,111	51,351,356
WPP plc	9,507,365	148,714,096
		2,673,805,189
United States — 36.0%
3M Co.	2,815,173	597,717,531
Alleghany Corp.	418,350	263,255,104
Alphabet, Inc., Class A*	134,718	165,328,624
Alphabet, Inc., Class C*	163,012	198,427,987
American Express Co.	5,421,408	539,538,524
Analog Devices, Inc.	2,275,357	218,752,822
Anthem, Inc.	1,884,793	476,852,629
Automatic Data Processing, Inc.	626,940	84,630,631
Bank of New York Mellon Corp. (The)	13,360,022	714,360,376
BB&T Corp.	10,500,485	533,529,643
Berkshire Hathaway, Inc., Class A*	1,088	328,086,400
Brown & Brown, Inc.	9,778,706	286,124,938
CH Robinson Worldwide, Inc.	4,158,442	383,533,106
Cincinnati Financial Corp.	1,900,903	143,765,294
Cintas Corp.	619,374	126,649,595
Colgate-Palmolive Co.	7,079,704	474,410,965
Comcast Corp., Class A	22,106,304	790,963,557
ConocoPhillips	3,918,155	282,773,246
Cummins, Inc.	1,378,153	196,814,030
Deere & Co.	3,176,107	459,868,532
DENTSPLY SIRONA, Inc.	1,034,259	49,758,200
Devon Energy Corp.	3,449,156	155,246,512
Exxon Mobil Corp.	11,628,713	947,856,397
Facebook, Inc., Class A*	930,632	160,608,471
Flowserve Corp.(b)	8,414,508	373,015,140
H&R Block, Inc.	3,992,318	100,446,721
HCA Healthcare, Inc.	1,598,067	198,527,863
JG Boswell Co.	2,485	1,719,620
Mastercard, Inc., Class A	722,107	142,977,186
Microsoft Corp.	6,632,748	703,601,908
Mills Music Trust(b)	31,592	726,932
National Oilwell Varco, Inc.	17,895,308	870,069,875
Newmont Mining Corp.	4,534,880	166,339,398
NOW, Inc.*(b)	5,851,664	87,482,377
Omnicom Group, Inc.	10,111,773	695,993,336
Oracle Corp.	27,346,362	1,303,874,540
Philip Morris International, Inc.	3,579,594	308,918,962
Praxair, Inc.	1,061,412	177,786,510
Royal Gold, Inc.	1,260,596	106,659,028
San Juan Basin Royalty Trust(b)	3,908,035	23,057,406
Schlumberger Ltd.	12,656,668	854,578,223
Scotts Miracle-Gro Co. (The)	1,614,331	128,226,311
Synchrony Financial	10,542,022	305,086,117
Teradata Corp.*(b)	12,190,179	466,761,954
Texas Instruments, Inc.	2,158,760	240,313,163
Tiffany & Co.	1,638,891	225,445,846
Travelers Cos., Inc. (The)	332,055	43,213,638
UGI Corp.	4,874,044	259,006,698
Union Pacific Corp.	4,056,411	608,015,445
Universal Health Services, Inc., Class B	1,952,433	238,392,069
US Bancorp	7,819,459	414,509,522
Varian Medical Systems, Inc.*	2,591,655	299,206,570
Visa, Inc., Class A	1,265,285	173,015,071
Vista Outdoor, Inc.*(b)	3,252,457	52,819,902
Weyerhaeuser Co., REIT	23,709,923	810,405,168
Willis Towers Watson plc	2,058,297	328,133,708
WR Berkley Corp.	4,386,051	332,506,526
Xilinx, Inc.	5,389,354	388,410,743
		20,008,096,590
TOTAL COMMON STOCKS (Cost $28,605,336,190)		40,961,980,026

Ounces

COMMODITIES — 6.8%

Gold bullion* (Cost $3,289,770,461)	3,110,306	3,809,098,643

		Principal Amount ($)

FOREIGN GOVERNMENT SECURITIES — 1.1%

Indonesia — 0.1%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	544,488,000,000	38,721,593

Malaysia — 0.0%(c)
Malaysia Government Bond
3.66%, 10/15/2020	MYR	54,021,000	13,338,230

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments		Principal Amount ($)	Value ($)
Mexico — 0.5%
Mexican Bonos
5.00%, 12/11/2019	MXN	764,192,000	39,485,696
6.50%, 6/10/2021	MXN	1,813,760,000	93,988,245
6.50%, 6/9/2022	MXN	2,337,520,000	119,960,356
			253,434,297
Poland — 0.1%
Poland Government Bond
3.25%, 7/25/2019	PLN	306,347,000	85,336,587

Singapore — 0.4%
Singapore Government Bond
3.25%, 9/1/2020	SGD	119,604,000	90,211,472
2.25%, 6/1/2021	SGD	147,741,000	109,295,891
			199,507,363
Venezuela, Bolivarian Republic of — 0.0%
Venezuela Government Bond (Oil-Linked Payment Obligation)
Zero Coupon, 4/15/2020‡(a)(d)(e)		53,230	—

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $599,651,421)			590,338,070

U.S. TREASURY OBLIGATIONS — 0.2%

U.S. Treasury Notes
1.13%, 1/15/2019 (Cost $113,662,400)		114,023,000	113,492,971

CORPORATE BONDS — 0.0%(c)

United States — 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $4,927,265)		5,467,000	5,412,330

SHORT-TERM INVESTMENTS — 18.0%

COMMERCIAL PAPER — 18.0%
ABB Treasury Center USA, Inc.
2.13%, 8/23/2018(f)		15,674,000	15,654,162
2.19%, 9/10/2018(f)		66,711,000	66,556,236
2.23%, 9/17/2018(f)		66,057,000	65,875,563
American Honda Finance Corp.
2.16%, 9/10/2018(f)		51,059,000	50,940,024
2.14%, 10/4/2018(f)		45,815,000	45,640,871
2.19%, 10/11/2018(f)		60,649,000	60,391,121
Apple, Inc.
2.01%, 8/6/2018(f)(g)		74,036,000	74,012,444
2.01%, 8/9/2018(f)		40,343,000	40,323,716
2.01%, 8/10/2018(f)(g)		73,709,000	73,669,811
2.03%, 8/13/2018(f)(g)		52,741,000	52,704,471
2.06%, 9/6/2018(f)(g)		90,869,000	90,683,521
2.08%, 9/14/2018(f)(g)		74,894,000	74,706,297
2.10%, 9/19/2018(f)(g)		60,752,000	60,581,557
2.12%, 10/5/2018(f)(g)		43,576,000	43,410,469
2.15%, 10/12/2018(f)(g)		40,433,000	40,260,987
2.13%, 10/17/2018(f)(g)		38,801,000	38,623,110
2.16%, 11/6/2018(f)(g)		18,295,000	18,186,230
2.20%, 11/9/2018(f)(g)		17,885,000	17,774,961
AstraZeneca plc
2.47%, 8/14/2018(f)		30,318,000	30,292,344
2.47%, 8/15/2018(f)		32,446,000	32,416,528
2.46%, 8/28/2018(f)		37,853,000	37,788,789
2.47%, 9/13/2018(f)		74,372,000	74,172,113
AT&T, Inc.
2.48%, 8/7/2018(f)		40,336,000	40,318,824
2.64%, 9/6/2018(f)		52,209,000	52,084,993
BASF SE
2.17%, 9/24/2018(f)		28,157,000	28,067,609
BP Capital Markets plc
2.11%, 8/7/2018(f)		40,336,000	40,320,149
Chevron Corp.
1.91%, 8/1/2018(f)		75,000,000	74,996,079
2.00%, 8/14/2018(f)		90,869,000	90,801,575
1.96%, 8/16/2018(f)		85,577,000	85,504,279
2.01%, 8/20/2018(f)		65,624,000	65,554,001
2.03%, 8/30/2018(f)		56,304,000	56,212,975
Coca-Cola Co. (The)
2.06%, 8/9/2018(f)		29,663,000	29,648,673
2.03%, 8/21/2018(f)		34,955,000	34,915,035
2.10%, 9/13/2018(f)		13,771,000	13,736,950
2.08%, 9/14/2018(f)		37,186,000	37,091,873
2.13%, 10/15/2018(f)		20,853,000	20,760,684
2.23%, 11/8/2018(f)		20,853,000	20,726,897
Engie SA
2.04%, 8/1/2018(f)		38,952,000	38,949,898
2.04%, 8/2/2018(f)		44,225,000	44,220,224
2.07%, 8/9/2018(f)		43,000,000	42,979,005
2.07%, 8/29/2018(f)		37,186,000	37,126,179
2.16%, 9/18/2018(f)		68,154,000	67,965,223
2.14%, 10/9/2018(f)		73,298,000	72,999,698
Erste Abwicklungsanstalt
2.26%, 8/3/2018(f)(g)		119,566,000	119,546,819
Exxon Mobil Corp.
1.92%, 8/1/2018(f)		73,303,000	73,299,211
1.92%, 8/16/2018(f)		12,708,000	12,697,309
1.93%, 8/21/2018(f)		80,685,000	80,595,433
2.01%, 8/27/2018(f)		35,197,000	35,146,422
2.01%, 10/1/2018(f)		35,682,000	35,558,911

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
General Dynamics Corp.
2.06%, 8/14/2018(f)	40,336,000	40,305,271
2.06%, 8/21/2018(f)	43,749,000	43,698,572
2.16%, 9/4/2018(f)	61,342,000	61,221,710
GlaxoSmithKline LLC
2.04%, 8/9/2018(f)	90,869,000	90,824,633
2.13%, 8/22/2018(f)	86,300,000	86,195,630
2.11%, 8/23/2018(f)	33,029,000	32,987,197
2.11%, 8/24/2018(f)	33,029,000	32,985,314
2.10%, 9/5/2018(f)	26,928,000	26,873,605
Henkel Corp.
2.04%, 8/2/2018(f)	49,993,000	49,987,601
2.06%, 8/3/2018(f)	35,353,000	35,347,270
2.24%, 10/17/2018(f)	63,201,000	62,904,398
Henkel of America, Inc.
2.04%, 8/1/2018(f)	24,206,000	24,204,694
Intel Corp.
1.97%, 8/6/2018(f)	111,550,000	111,514,508
John Deere Capital Corp.
2.05%, 9/5/2018(f)	31,005,000	30,942,866
2.07%, 9/18/2018(f)	107,997,000	107,696,834
John Deere Financial Ltd.
2.10%, 8/9/2018(f)	50,000,000	49,975,850
2.05%, 9/4/2018(f)	41,818,000	41,736,606
Kreditanstalt fuer Wiederaufbau
2.15%, 8/3/2018(f)	69,266,000	69,254,739
2.11%, 8/10/2018(f)	64,891,000	64,855,634
2.17%, 9/17/2018(f)	81,003,000	80,779,540
2.14%, 10/3/2018(f)	38,909,000	38,762,841
2.14%, 10/5/2018(f)	76,768,000	76,469,769
2.14%, 10/12/2018(f)	132,011,000	131,438,681
2.14%, 10/15/2018(f)	83,410,000	83,031,939
LVMH Moet Hennessy Louis Vuitton, Inc.
2.26%, 8/15/2018(f)	24,710,000	24,689,511
2.31%, 8/16/2018(f)	60,564,000	60,510,354
2.31%, 8/17/2018(f)	29,071,000	29,043,585
2.31%, 10/22/2018(f)	15,520,000	15,438,202
MetLife Short Term Funding LLC
2.06%, 8/10/2018(f)	73,701,000	73,660,444
2.06%, 8/15/2018(f)	65,624,000	65,569,314
2.25%, 8/20/2018(f)	26,969,000	26,938,840
2.13%, 8/22/2018(f)	22,712,000	22,683,949
2.11%, 8/31/2018(f)	43,150,000	43,073,382
2.26%, 9/4/2018(f)	49,086,000	48,987,310
2.24%, 9/11/2018(f)	74,894,000	74,712,257
2.24%, 10/2/2018(f)	33,849,000	33,722,887
2.26%, 10/9/2018(f)	21,488,000	21,398,168
2.25%, 10/23/2018(f)	39,571,000	39,368,607
2.25%, 10/24/2018(f)	54,217,000	53,936,013
2.21%, 11/2/2018(f)	41,786,000	41,544,326
Nestle Capital Corp.
1.90%, 8/6/2018(f)	10,616,000	10,612,640
2.00%, 8/15/2018(f)	87,209,000	87,139,596
2.00%, 8/16/2018(f)	42,875,000	42,838,471
2.08%, 9/27/2018(f)	28,868,000	28,773,818
2.15%, 10/4/2018(f)	22,520,000	22,436,726
2.13%, 11/2/2018(f)	26,637,000	26,487,602
2.31%, 11/13/2018(f)	80,865,000	80,353,192
2.31%, 11/14/2018(f)	87,152,000	86,594,634
NRW Bank
2.14%, 8/7/2018(f)	32,174,000	32,161,926
2.09%, 8/13/2018(f)	47,927,000	47,893,199
2.15%, 10/5/2018(f)	38,371,000	38,222,498
2.15%, 10/9/2018(f)	67,698,000	67,418,934
2.15%, 10/16/2018(f)	128,857,000	128,268,571
2.15%, 10/17/2018(f)	54,973,000	54,718,466
2.16%, 10/19/2018(f)	86,398,000	85,986,937
2.15%, 10/22/2018(f)	83,635,000	83,220,812
2.15%, 10/25/2018(f)	38,801,000	38,601,343
2.15%, 10/29/2018(f)	39,331,000	39,118,317
2.16%, 11/1/2018(f)	125,000,000	124,300,562
PepsiCo, Inc.
1.99%, 8/1/2018(f)	43,150,000	43,147,696
1.95%, 8/2/2018(f)	157,269,000	157,252,190
1.91%, 8/6/2018(f)	37,853,000	37,840,830
1.94%, 8/8/2018(f)	84,108,000	84,071,908
Pfizer, Inc.
1.97%, 8/13/2018(f)	144,178,000	144,078,141
2.01%, 8/20/2018(f)	61,155,000	61,089,190
2.02%, 9/4/2018(f)	56,304,000	56,195,506
2.03%, 9/5/2018(f)	82,941,000	82,776,445
2.11%, 9/10/2018(f)	110,898,000	110,645,904
2.11%, 9/12/2018(f)	131,248,000	130,934,463
2.11%, 9/13/2018(f)	86,300,000	86,088,728
2.12%, 10/16/2018(f)	43,576,000	43,381,110
Philip Morris International, Inc.
2.01%, 9/13/2018(f)	37,750,000	37,656,846
2.11%, 9/25/2018(f)	39,139,000	39,012,911
2.11%, 9/26/2018(f)	40,124,000	39,992,112
Praxair, Inc.
1.99%, 9/12/2018(f)	26,045,000	25,983,808
Province of Quebec Canada
2.05%, 8/17/2018(f)	80,147,000	80,073,690
2.00%, 8/21/2018(f)	63,000,000	62,928,337
2.07%, 9/5/2018(f)	54,615,000	54,506,098
2.11%, 9/12/2018(f)	47,747,000	47,632,368
2.02%, 10/1/2018(f)	25,650,000	25,560,236
2.08%, 10/3/2018(f)	44,215,000	44,055,119
2.08%, 10/19/2018(f)	60,236,000	59,961,591
2.08%, 10/22/2018(f)	45,145,000	44,931,315
2.09%, 10/26/2018(f)	38,801,000	38,608,117
2.11%, 10/30/2018(f)	54,851,000	54,564,408
PSP Capital, Inc.
2.08%, 8/7/2018(f)(g)	44,861,000	44,844,165
2.06%, 8/10/2018(f)(g)	40,343,000	40,321,327
2.05%, 8/14/2018(f)(g)	42,471,000	42,438,974
2.05%, 8/15/2018(f)(g)	37,898,000	37,867,366
2.05%, 8/17/2018(f)(g)	71,314,000	71,248,500
2.14%, 9/18/2018(f)(g)	71,674,000	71,477,619
2.07%, 9/20/2018(f)(g)	65,308,000	65,121,110
2.08%, 9/21/2018(f)	76,851,000	76,626,433
2.19%, 9/24/2018(f)(g)	40,687,000	40,560,627
2.15%, 10/10/2018(f)(g)	21,731,000	21,641,897

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
2.15%, 10/11/2018(f)(g)	83,630,000	83,281,765
2.16%, 10/31/2018(f)(g)	53,156,000	52,865,432
QUALCOMM, Inc.
2.36%, 8/7/2018(f)	45,709,000	45,691,224
2.36%, 8/14/2018(f)	33,977,000	33,950,455
2.31%, 8/22/2018(f)	21,879,000	21,851,831
2.32%, 8/23/2018(f)	29,693,000	29,654,338
2.36%, 9/6/2018(f)	44,854,000	44,756,406
2.40%, 9/11/2018(f)	39,635,000	39,535,860
2.33%, 10/2/2018(f)	99,719,000	99,330,370
2.39%, 10/23/2018(f)	69,267,000	68,887,832
Roche Holdings, Inc.
2.10%, 9/19/2018(f)	65,308,000	65,125,410
2.02%, 10/3/2018(f)	36,590,000	36,457,235
Rockwell Automation, Inc.
2.24%, 10/10/2018(f)	78,026,000	77,680,067
Sanofi
2.23%, 9/6/2018(f)	76,188,000	76,030,609
2.23%, 9/14/2018(f)	72,606,000	72,419,493
2.24%, 9/17/2018(f)	108,924,000	108,623,079
2.32%, 11/16/2018(f)	30,153,000	29,947,296
Schlumberger Holdings Corp.
2.31%, 8/6/2018(f)	33,177,000	33,164,841
Siemens Capital Co. LLC
1.92%, 8/28/2018(f)	17,750,000	17,723,245
Total Capital Canada Ltd.
2.14%, 8/8/2018(f)	147,143,000	147,079,076
2.17%, 9/7/2018(f)	146,020,000	145,701,101
2.19%, 9/17/2018(f)	24,341,000	24,272,845
2.19%, 9/20/2018(f)	66,711,000	66,511,117
2.19%, 10/1/2018(f)	50,173,000	49,986,270
2.15%, 10/4/2018(f)	100,209,000	99,817,823
2.15%, 10/16/2018(f)	73,298,000	72,958,423
Unilever Capital Corp.
2.04%, 8/20/2018(f)	47,637,000	47,585,208
2.21%, 9/11/2018(f)	95,260,000	95,035,727
2.06%, 10/9/2018(f)	43,199,000	43,024,872
2.08%, 10/10/2018(f)	58,589,000	58,349,233
Walt Disney Co. (The)
2.11%, 9/28/2018(f)	40,502,000	40,365,394
2.15%, 10/15/2018(f)	76,953,000	76,613,954
2.16%, 10/16/2018(f)	10,883,000	10,834,396
2.16%, 10/19/2018(f)	41,815,000	41,620,514
2.16%, 10/22/2018(f)	41,815,000	41,612,738
TOTAL COMMERCIAL PAPER (Cost $10,034,289,926)		10,034,373,912

INVESTMENT COMPANIES — 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.73% (h) (Cost $1,078,221)	1,078,221	1,078,221
TOTAL SHORT-TERM INVESTMENTS (Cost $10,035,368,147)		10,035,452,133

Total Investments — 99.7% (Cost $42,648,715,884)		55,515,774,173
Other Assets Less Liabilities — 0.3%		146,138,374
Net Assets — 100.0%		55,661,912,547

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to $17,257,996, which represents approximately 0.03% of net assets of the Fund.

(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents less than 0.05% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2018.
(e)	Defaulted security.
(f)	The rate shown was the current yield as of July 31, 2018.
(g)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(h)	Represents 7-day effective yield as of July 31, 2018.

See Notes to Consolidated Schedule of Investments.

(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	34,506,043,000	USD	306,091,874	UBS AG	8/15/2018	$2,781,345
USD	38,937,415	EUR	30,974,000	UBS AG	8/15/2018	2,682,113
USD	92,294,219	GBP	64,722,000	UBS AG	8/15/2018	7,296,115
USD	423,191,829	JPY	44,218,891,000	UBS AG	8/15/2018	27,376,198
USD	207,104,302	EUR	166,128,000	HSBC Bank plc	9/19/2018	12,130,503
USD	40,032,194	GBP	29,304,000	HSBC Bank plc	9/19/2018	1,489,641
USD	291,732,051	JPY	30,946,936,000	HSBC Bank plc	9/19/2018	14,040,119
USD	199,381,237	EUR	164,846,000	Bank of New York Mellon	10/17/2018	5,495,529
USD	43,398,223	GBP	32,401,000	Bank of New York Mellon	10/17/2018	729,197
USD	340,552,074	JPY	36,807,379,000	Bank of New York Mellon	10/17/2018	9,617,813
USD	410,244,670	EUR	343,963,000	Goldman Sachs	11/14/2018	4,726,211
USD	45,739,097	GBP	33,862,000	Goldman Sachs	11/14/2018	1,084,707
USD	257,587,240	JPY	28,020,340,000	Goldman Sachs	11/14/2018	5,092,006
USD	158,677,793	EUR	133,824,000	JPMorgan Chase Bank	12/12/2018	512,727
USD	43,593,767	GBP	32,717,000	JPMorgan Chase Bank	12/12/2018	387,676
USD	337,860,958	JPY	37,299,174,000	JPMorgan Chase Bank	12/12/2018	942,069
Net unrealized appreciation						$96,383,969

Abbreviations

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Public Joint Stock Company
PLN	—	Polish Zloty
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
USD	—	United States Dollar

See Notes to Consolidated Schedule of Investments.

(Continued)

Affiliated Securities

Security Description	Shares at July 31, 2018	Market Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2018	Dividend /Interest Income	Capital Gain Distributions
Berkeley Group Holdings plc ^	6,602,948	$366,860,523	$—	$(44,384,164)	$26,776,597	$(26,062,385)	$323,190,571	$5,252,898	$—
Chofu Seisakusho Co. Ltd.	3,351,000	83,273,333	—	(1,452,251)	123,417	(10,100,309)	71,844,190	869,586	—
Emin Leydier SA^	—	53,816,069	—	(83,418,840)	83,702,491	(54,099,720)	—	110,565	—
Flowserve Corp.	8,414,508	370,827,368	—	—	—	2,187,772	373,015,140	4,796,270	—
Hirose Electric Co. Ltd.	2,564,415	367,409,683	—	—	—	(54,729,427)	312,680,256	4,931,403	—
Hornbach Holding AG & Co. KGaA	1,181,422	101,162,948	—	—	—	(18,947,558)	82,215,390	1,769,466	—
Mills Music Trust	31,592	770,845	—	—	—	(43,913)	726,932	68,208	—
Namyang Dairy Products Co. Ltd.	39,989	23,439,818	—	—	—	(525,637)	22,914,181	29,151	—
NOW, Inc.*	5,851,664	73,262,833	—	—	—	14,219,544	87,482,377	—	—
NSC Groupe ^	38,717	5,740,670	—	(2,420,028)	(2,667,280)	3,036,447	3,689,809	122,259	—
Orbital ATK, Inc. ^	—	491,057,511	—	(496,857,257)	309,084,986	(303,285,240)	—	3,546,342	—
Sabeton SA	385,000	11,077,141	—	—	—	136,398	11,213,539	83,640	—
San Juan Basin Royalty Trust	3,908,035	29,427,504	—	—	—	(6,370,098)	23,057,406	1,416,186	—
T Hasegawa Co. Ltd.	3,016,200	67,686,317	—	(6,655,493)	1,688,662	2,872,999	65,592,485	520,198	—
Teradata Corp.*	12,190,179	407,761,488	—	—	—	59,000,466	466,761,954	—	—
Vista Outdoor, Inc.*	3,252,457	68,008,876	—	—	—	(15,188,974)	52,819,902	—	—
Total	50,828,126	$2,521,582,927	$—	$(635,188,033)	$418,708,873	$(407,899,635)	$1,897,204,132	$23,516,172	$—

*	Non-income producing security.
^	Represents an unaffiliated issuer as of July 31, 2018.

See Notes to Consolidated Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	0.7%
Auto Components	0.4
Automobiles	0.4
Banks	2.9
Beverages	0.5
Building Products	0.7
Capital Markets	1.7
Chemicals	2.5
Commercial Services & Supplies	1.7
Commodities	6.8
Construction & Engineering	0.5
Construction Materials	1.2
Consumer Finance	1.5
Diversified Consumer Services	0.2
Diversified Financial Services	2.6
Diversified Telecommunication Services	0.3
Electrical Equipment	0.2
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	4.0
Equity Real Estate Investment Trusts (REITs)	1.5
Food & Staples Retailing	0.2
Food Products	2.3
Foreign Government Securities	1.1
Gas Utilities	0.5
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	0.7
Household Durables	0.7
Household Products	0.8
Industrial Conglomerates	2.2
Insurance	4.4
Internet Software & Services	1.0
IT Services	1.9
Leisure Products	0.6
Machinery	3.7
Media	3.2
Metals & Mining	3.8
Oil, Gas & Consumable Fuels	3.7
Personal Products	0.1
Pharmaceuticals	1.3
Real Estate Management & Development	2.0
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	1.7
Software	3.6
Specialty Retail	0.6
Textiles, Apparel & Luxury Goods	0.3
Tobacco	2.2
Trading Companies & Distributors	0.5
U.S. Treasury Obligations	0.2
Wireless Telecommunication Services	2.4
Short-Term Investments	18.0
Total Investments	99.7%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2018 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 75.3%

Africa — 0.1%
Randgold Resources Ltd., ADR	118,663	8,763,263

Australia — 0.7%
Newcrest Mining Ltd.	6,802,853	109,288,342

Belgium — 0.7%
Groupe Bruxelles Lambert SA	907,727	96,426,784
Sofina SA	98,473	17,845,421
		114,272,205
Brazil — 0.8%
Cielo SA	34,215,778	130,817,258

Canada — 7.0%
Agnico Eagle Mines Ltd.	1,977,932	82,866,813
Barrick Gold Corp.	4,694,846	52,535,327
Canadian Natural Resources Ltd.	1,096,974	40,308,535
Cenovus Energy, Inc.	9,854,984	98,944,039
Franco-Nevada Corp.	882,841	64,758,188
Goldcorp, Inc.	7,294,482	91,181,025
Imperial Oil Ltd.	6,877,585	235,535,543
Nutrien Ltd.	7,058,038	382,616,240
Power Corp. of Canada	1,883,195	42,836,407
Wheaton Precious Metals Corp.	4,232,770	88,676,531
		1,180,258,648
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	5,109,630	139,135,225

Denmark — 0.6%
ISS A/S	2,727,957	101,897,733

France — 9.2%
Bouygues SA	2,770,374	121,659,438
Carrefour SA	2,519,146	45,165,245
Cie de Saint-Gobain	3,895,412	173,183,448
Danone SA	4,221,140	331,411,363
Laurent-Perrier(a)	558,938	69,934,573
Legrand SA	648,834	47,623,028
Legris Industries SA*‡(a)(b)(c)	905,366	28,785,774
Rexel SA	7,346,731	114,901,833
Robertet SA(a)	196,831	115,224,281
Robertet SA CI (non-voting)‡(b)	51,500	21,035,378
Sabeton SA	100,000	2,912,608
Sanofi	2,558,177	222,551,957
Sodexo SA	1,610,285	178,380,968
Wendel SA	493,657	71,892,276
		1,544,662,170
Germany — 2.9%
Hamburger Hafen und Logistik AG	1,449,647	33,438,335
HeidelbergCement AG	2,786,826	236,701,673
Hornbach Holding AG & Co. KGaA	385,305	26,813,451
Linde AG	434,377	107,420,097
Telefonica Deutschland Holding AG	19,522,787	85,500,271
		489,873,827
Greece — 0.5%
JUMBO SA	5,079,219	81,355,666

Hong Kong — 5.6%
CK Asset Holdings Ltd.	11,434,000	87,567,119
Great Eagle Holdings Ltd.	22,777,700	112,245,605
Guoco Group Ltd.	7,806,340	128,992,039
Hang Lung Properties Ltd.	78,545,392	165,144,522
Hopewell Holdings Ltd.	21,050,581	74,647,247
Hysan Development Co. Ltd.	17,500,405	95,949,543
Jardine Matheson Holdings Ltd.	3,666,900	248,281,465
Jardine Strategic Holdings Ltd.	233,600	9,331,782
Swire Properties Ltd.	5,454,119	21,480,175
		943,639,497
Ireland — 0.4%
CRH plc	2,108,597	72,028,841

Israel — 0.2%
Israel Chemicals Ltd.	7,510,515	35,955,322

Italy — 0.1%
Italmobiliare SpA	575,830	13,803,609

Japan — 21.1%
As One Corp.(a)	1,299,640	90,932,153
Chofu Seisakusho Co. Ltd.(a)	1,844,900	39,553,968
Daiichikosho Co. Ltd.	2,715,380	128,944,336
FANUC Corp.	2,072,940	417,989,501
Hirose Electric Co. Ltd.	1,140,930	139,114,100
Hoya Corp.	3,169,030	190,695,583
Kansai Paint Co. Ltd.	3,559,930	81,921,918
KDDI Corp.	16,995,400	473,098,665
Keyence Corp.	440,900	233,222,162
Maezawa Kasei Industries Co. Ltd.(a)	866,900	9,670,414
Mitsubishi Electric Corp.	626,000	8,505,290
Mitsubishi Estate Co. Ltd.	16,844,350	292,293,551
MS&AD Insurance Group Holdings, Inc.	4,625,500	141,677,533
Nagaileben Co. Ltd.	1,687,224	44,754,776
Nissin Foods Holdings Co. Ltd.	927,830	64,015,268
NTT DOCOMO, Inc.	7,882,300	202,929,319
Secom Co. Ltd.	4,481,900	342,562,992
Shimano, Inc.	835,470	120,481,642
SK Kaken Co. Ltd.	437,806	40,720,676
SMC Corp.	332,490	112,667,180
Sompo Holdings, Inc.	8,193,900	333,034,219
T Hasegawa Co. Ltd.	1,915,211	41,649,575
		3,550,434,821

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
Mexico — 0.7%
Fresnillo plc	5,813,900	79,185,449
Industrias Penoles SAB de CV	2,246,692	38,093,500
		117,278,949
Netherlands — 0.6%
HAL Trust	583,076	105,878,432

Norway — 0.7%
Orkla ASA	13,188,419	111,597,864

Russia — 0.2%
Gazprom PJSC, ADR	8,419,603	37,758,568

Singapore — 1.8%
ComfortDelGro Corp. Ltd.	32,779,415	56,660,339
Haw Par Corp. Ltd.(a)	24,726,613	250,653,586
		307,313,925
South Korea — 3.4%
Fursys, Inc.(a)	872,463	23,475,740
Hyundai Mobis Co. Ltd.	456,799	93,116,482
Kia Motors Corp.	5,035,371	142,756,001
KT&G Corp.	2,026,271	200,154,602
Lotte Confectionery Co. Ltd.	104,605	14,782,299
Lotte Corp.*	621,610	29,280,850
Namyang Dairy Products Co. Ltd.	22,950	13,150,628
Namyang Dairy Products Co. Ltd. (Preference)	27,183	5,005,764
NongShim Co. Ltd.	203,663	53,569,337
		575,291,703
Sweden — 1.5%
Investor AB, Class A	3,013,030	130,409,563
Investor AB, Class B	2,096,088	91,305,363
Svenska Handelsbanken AB, Class A	2,696,400	33,307,318
		255,022,244
Switzerland — 3.4%
Cie Financiere Richemont SA (Registered)	252,160	22,083,889
Nestle SA (Registered)	4,343,839	353,993,985
Pargesa Holding SA	2,413,791	201,613,501
		577,691,375
Taiwan — 0.4%
Taiwan Secom Co. Ltd.	8,545,694	24,767,056
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,147,158	47,274,381
		72,041,437
Thailand — 1.2%
Bangkok Bank PCL, NVDR	26,297,959	163,077,844
Bangkok Bank PCL	15,000	93,845
Thai Beverage PCL	52,214,985	29,182,705
		192,354,394
Turkey — 0.1%
AG Anadolu Grubu Holding A/S	5,893,909	21,171,267

United Kingdom — 9.2%
Berkeley Group Holdings plc	3,006,076	147,136,615
British American Tobacco plc	3,832,534	210,683,270
BT Group plc	21,814,668	66,732,989
Diageo plc	4,119,920	151,149,565
GlaxoSmithKline plc	8,720,208	181,120,912
Hiscox Ltd.	4,375,832	91,812,517
Liberty Global plc, Class C*	2,684,482	72,856,842
Lloyds Banking Group plc	192,688,383	157,942,479
TechnipFMC plc	11,366,709	369,986,378
Unilever NV, CVA	417,316	24,075,360
WPP plc	5,090,875	79,631,409
		1,553,128,336
United States — 1.4%
Newmont Mining Corp.	1,435,420	52,651,205
Royal Gold, Inc.	551,449	46,658,100
Willis Towers Watson plc	841,188	134,102,191
		233,411,496
TOTAL COMMON STOCKS (Cost $9,371,846,003)		12,676,126,417

Ounces
COMMODITIES — 7.3%

Gold bullion* (Cost $943,895,803)	1,003,583	1,229,057,763

		Principal Amount ($)

FOREIGN GOVERNMENT SECURITIES — 1.7%

Indonesia — 0.1%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	250,366,000,000	17,804,929

Malaysia — 0.0%(d)
Malaysia Government Bond
3.66%, 10/15/2020	MYR	25,956,000	6,408,750

Mexico — 0.9%
Mexican Bonos
5.00%, 12/11/2019	MXN	480,074,000	24,805,358
6.50%, 6/10/2021	MXN	1,025,590,000	53,145,623
6.50%, 6/9/2022	MXN	1,264,500,000	64,893,507
			142,844,488
Poland — 0.3%
Poland Government Bond
3.25%, 7/25/2019	PLN	157,760,000	43,945,918

Singapore — 0.4%
Singapore Government Bond
3.25%, 9/1/2020	SGD	53,521,000	40,368,283
2.25%, 6/1/2021	SGD	46,160,000	34,148,262
			74,516,545
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $290,045,341)			285,520,630

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 0.2%

U.S. Treasury Notes
1.13%, 1/15/2019 (Cost $35,863,222)	35,977,000	35,809,763

SHORT-TERM INVESTMENTS — 14.9%

COMMERCIAL PAPER — 14.9%
ABB Treasury Center USA, Inc.
2.13%, 8/23/2018(e)	7,439,000	7,429,585
2.19%, 9/10/2018(e)	8,289,000	8,269,770
2.23%, 9/17/2018(e)	30,184,000	30,101,095
American Honda Finance Corp.
2.16%, 9/10/2018(e)	7,536,000	7,518,440
2.14%, 10/4/2018(e)	13,885,000	13,832,227
2.19%, 10/11/2018(e)	14,351,000	14,289,980
Apple, Inc.
2.01%, 8/6/2018(e)(f)	26,964,000	26,955,421
2.01%, 8/9/2018(e)	9,657,000	9,652,384
2.01%, 8/10/2018(e)(f)	26,291,000	26,277,022
2.03%, 8/13/2018(e)(f)	13,231,000	13,221,836
2.06%, 9/6/2018(e)(f)	9,131,000	9,112,362
2.08%, 9/14/2018(e)(f)	25,106,000	25,043,078
2.10%, 9/19/2018(e)(f)	14,248,000	14,208,027
2.12%, 10/5/2018(e)(f)	6,424,000	6,399,597
2.15%, 0/12/2018(e)(f)	9,567,000	9,526,299
2.13%, 0/17/2018(e)(f)	11,199,000	11,147,656
2.16%, 11/6/2018(e)(f)	6,705,000	6,665,137
2.20%, 11/9/2018(e)(f)	6,515,000	6,474,916
AstraZeneca plc
2.12%, 8/1/2018(e)	7,872,000	7,871,535
2.47%, 8/14/2018(e)	9,682,000	9,673,807
2.47%, 8/15/2018(e)	17,554,000	17,538,055
2.46%, 8/28/2018(e)	12,147,000	12,126,395
2.47%, 9/13/2018(e)	25,628,000	25,559,120
AT&T, Inc.
2.48%, 8/7/2018(e)	9,664,000	9,659,885
2.64%, 9/6/2018(e)	17,991,000	17,948,268
Avery Dennison Corp.
2.15%, 8/1/2018(e)	5,623,000	5,622,663
BASF SE
2.17%, 9/24/2018(e)	11,843,000	11,805,402
BP Capital Markets plc
2.11%, 8/7/2018(e)	9,664,000	9,660,202
Chevron Corp.
2.00%, 8/14/2018(e)	9,131,000	9,124,225
1.96%, 8/16/2018(e)	4,423,000	4,419,241
2.01%, 8/20/2018(e)	5,120,000	5,114,539
2.03%, 8/30/2018(e)	18,696,000	18,665,775
Coca-Cola Co. (The)
2.06%, 8/9/2018(e)	8,687,000	8,682,804
2.03%, 8/21/2018(e)	11,645,000	11,631,686
2.10%, 9/13/2018(e)	3,229,000	3,221,016
2.08%, 9/14/2018(e)	12,814,000	12,781,565
2.13%, 10/15/2018(e)	4,147,000	4,128,641
2.23%, 11/8/2018(e)	4,147,000	4,121,922
Engie SA
2.04%, 8/1/2018(e)	12,048,000	12,047,350
2.04%, 8/2/2018(e)	15,775,000	15,773,296
2.07%, 8/29/2018(e)	12,814,000	12,793,386
2.16%, 9/18/2018(e)	22,846,000	22,782,720
2.14%, 10/9/2018(e)	26,702,000	26,593,330
Erste Abwicklungsanstalt
2.26%, 8/3/2018(e)(f)	30,434,000	30,429,118
Exxon Mobil Corp.
1.92%, 8/1/2018(e)	26,697,000	26,695,620
1.92%, 8/16/2018(e)	18,292,000	18,276,610
1.93%, 8/21/2018(e)	19,315,000	19,293,559
2.01%, 8/27/2018(e)	14,803,000	14,781,728
2.01%, 10/1/2018(e)	5,618,000	5,598,620
General Dynamics Corp.
2.06%, 8/14/2018(e)	9,664,000	9,656,638
2.06%, 8/21/2018(e)	3,414,000	3,410,065
2.16%, 9/4/2018(e)	19,683,000	19,644,402
GlaxoSmithKline LLC
2.04%, 8/9/2018(e)	9,131,000	9,126,542
2.13%, 8/22/2018(e)	13,700,000	13,683,431
2.11%, 8/23/2018(e)	15,092,000	15,072,899
2.11%, 8/24/2018(e)	15,092,000	15,072,038
2.10%, 9/5/2018(e)	6,372,000	6,359,129
Henkel Corp.
2.04%, 8/2/2018(e)	17,832,000	17,830,074
2.06%, 8/3/2018(e)	1,827,000	1,826,704
2.24%, 10/17/2018(e)	17,799,000	17,715,469
Henkel of America, Inc.
2.04%, 8/1/2018(e)	5,794,000	5,793,687
Hitachi America Capital Ltd.
2.13%, 8/1/2018(e)	12,495,000	12,494,253
Intel Corp.
1.97%, 8/6/2018(e)	13,450,000	13,445,721
John Deere Capital Corp.
2.05%, 9/5/2018(e)	11,295,000	11,272,365
2.07%, 9/18/2018(e)	17,003,000	16,955,742
John Deere Financial Ltd.
2.05%, 9/4/2018(e)	8,182,000	8,166,075
Kreditanstalt fuer Wiederaufbau
2.15%, 8/3/2018(e)	29,234,000	29,229,247
2.11%, 8/10/2018(e)	35,109,000	35,089,866

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
2.17%, 9/17/2018(e)	18,997,000	18,944,594
2.14%, 10/3/2018(e)	27,091,000	26,989,234
2.14%, 10/5/2018(e)	20,232,000	20,153,402
2.14%, 10/12/2018(e)	33,989,000	33,841,644
2.14%, 10/15/2018(e)	16,590,000	16,514,805
LVMH Moet Hennessy Louis Vuitton, Inc.
2.26%, 8/15/2018(e)	7,890,000	7,883,458
2.31%, 8/16/2018(e)	10,736,000	10,726,490
2.31%, 8/17/2018(e)	15,729,000	15,714,167
2.31%, 10/22/2018(e)	4,480,000	4,456,388
MetLife Short Term Funding LLC
2.06%, 8/10/2018(e)	7,405,000	7,400,925
2.06%, 8/15/2018(e)	5,120,000	5,115,733
2.25%, 8/20/2018(e)	4,781,000	4,775,653
2.13%, 8/22/2018(e)	7,288,000	7,278,999
2.11%, 8/31/2018(e)	6,850,000	6,837,837
2.26%, 9/4/2018(e)	16,914,000	16,879,993
2.24%, 9/11/2018(e)	25,106,000	25,045,076
2.24%, 10/2/2018(e)	16,151,000	16,090,826
2.26%, 10/9/2018(e)	6,512,000	6,484,776
2.25%, 10/23/2018(e)	10,429,000	10,375,659
2.25%, 10/24/2018(e)	10,783,000	10,727,116
2.21%, 11/2/2018(e)	15,314,000	15,225,430
Nestle Capital Corp.
1.90%, 8/6/2018(e)	2,184,000	2,183,309
2.00%, 8/15/2018(e)	32,591,000	32,565,063
2.00%, 8/16/2018(e)	19,825,000	19,808,109
2.08%, 9/27/2018(e)	21,132,000	21,063,057
2.15%, 10/4/2018(e)	15,680,000	15,622,019
2.13%, 11/2/2018(e)	9,763,000	9,708,242
2.31%, 11/13/2018(e)	19,135,000	19,013,891
2.31%, 11/14/2018(e)	12,848,000	12,765,833
NRW Bank
2.14%, 8/7/2018(e)	13,349,000	13,343,990
2.09%, 8/13/2018(e)	11,473,000	11,464,909
2.15%, 10/5/2018(e)	11,629,000	11,583,994
2.15%, 10/9/2018(e)	32,302,000	32,168,844
2.15%, 10/16/2018(e)	21,143,000	21,046,450
2.15%, 10/17/2018(e)	20,027,000	19,934,271
2.16%, 10/19/2018(e)	13,602,000	13,537,285
2.15%, 10/22/2018(e)	16,365,000	16,283,955
2.15%, 10/25/2018(e)	11,199,000	11,141,374
2.15%, 10/29/2018(e)	10,669,000	10,611,307
PepsiCo, Inc.
1.99%, 8/1/2018(e)	6,850,000	6,849,634
1.97%, 8/2/2018(e)	9,131,000	9,130,024
1.91%, 8/6/2018(e)	12,147,000	12,143,095
1.94%, 8/8/2018(e)	15,892,000	15,885,181
Pfizer, Inc.
1.98%, 8/13/2018(e)	25,822,000	25,804,116
2.01%, 8/20/2018(e)	12,345,000	12,331,715
2.02%, 9/4/2018(e)	18,696,000	18,659,974
2.03%, 9/5/2018(e)	17,059,000	17,025,155
2.11%, 9/10/2018(e)	18,402,000	18,360,168
2.11%, 9/12/2018(e)	10,241,000	10,216,535
2.11%, 9/13/2018(e)	13,700,000	13,666,461
2.12%, 10/16/2018(e)	6,424,000	6,395,269
Philip Morris International, Inc.
2.11%, 9/25/2018(e)	16,461,000	16,407,970
2.11%, 9/26/2018(e)	16,876,000	16,820,528
Praxair, Inc.
1.99%, 9/12/2018(e)	5,180,000	5,167,830
Province of Quebec Canada
2.05%, 8/17/2018(e)	8,053,000	8,045,634
2.07%, 9/5/2018(e)	18,135,000	18,098,839
2.11%, 9/12/2018(e)	16,453,000	16,413,499
2.08%, 10/3/2018(e)	30,785,000	30,673,682
2.08%, 10/19/2018(e)	14,664,000	14,597,197
2.08%, 10/22/2018(e)	6,655,000	6,623,500
2.09%, 10/26/2018(e)	11,199,000	11,143,329
2.11%, 10/30/2018(e)	8,499,000	8,454,593
PSP Capital, Inc.
2.08%, 8/7/2018(e)(f)	16,339,000	16,332,868
2.06%, 8/10/2018(e)(f)	9,657,000	9,651,812
2.05%, 8/14/2018(e)(f)	7,529,000	7,523,323
2.05%, 8/15/2018(e)(f)	12,102,000	12,092,218
2.05%, 8/17/2018(e)(f)	3,686,000	3,682,614
2.14%, 9/18/2018(e)(f)	24,026,000	23,960,171
2.07%, 9/20/2018(e)(f)	30,997,000	30,908,297
2.08%, 9/21/2018(e)	9,549,000	9,521,097
2.19%, 9/24/2018(e)(f)	3,175,000	3,165,139
2.15%, 0/10/2018(e)(f)	10,369,000	10,326,484
2.15%, 0/11/2018(e)(f)	16,370,000	16,301,835
2.16%, 0/31/2018(e)(f)	14,419,000	14,340,181
QUALCOMM, Inc.
2.36%, 8/7/2018(e)	10,263,000	10,259,009
2.36%, 8/14/2018(e)	6,023,000	6,018,294
2.31%, 8/22/2018(e)	7,021,000	7,012,281
2.32%, 8/23/2018(e)	13,568,000	13,550,334
2.36%, 9/6/2018(e)	10,746,000	10,722,619
2.40%, 9/11/2018(e)	18,110,000	18,064,701
2.33%, 10/2/2018(e)	26,281,000	26,178,576
2.39%, 10/23/2018(e)	10,733,000	10,674,248
Roche Holdings, Inc.
2.10%, 9/19/2018(e)	30,997,000	30,910,338
2.02%, 10/3/2018(e)	13,410,000	13,361,342
Rockwell Automation, Inc.
2.24%, 10/10/2018(e)	21,974,000	21,876,577
Sanofi
2.23%, 9/6/2018(e)	22,312,000	22,265,907
2.23%, 9/14/2018(e)	17,394,000	17,349,319
2.24%, 9/17/2018(e)	16,076,000	16,031,587
2.32%, 11/16/2018(e)	5,997,000	5,956,089
Schlumberger Holdings Corp.
2.31%, 8/6/2018(e)	6,823,000	6,820,499
Total Capital Canada Ltd.
2.14%, 8/8/2018(e)	49,293,000	49,271,585
2.17%, 9/7/2018(e)	49,980,000	49,870,847
2.19%, 9/17/2018(e)	8,159,000	8,136,155

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
2.19%, 9/20/2018(e)	8,289,000	8,264,164
2.19%, 10/1/2018(e)	36,727,000	36,590,312
2.15%, 10/4/2018(e)	24,911,000	24,813,757
2.15%, 10/16/2018(e)	26,702,000	26,578,294
Unilever Capital Corp.
2.04%, 8/20/2018(e)	11,413,000	11,400,592
2.06%, 10/9/2018(e)	6,801,000	6,773,586
2.08%, 10/10/2018(e)	16,911,000	16,841,794
Walt Disney Co. (The)
2.11%, 9/28/2018(e)	9,498,000	9,465,965
2.15%, 10/15/2018(e)	21,797,000	21,700,965
2.16%, 10/16/2018(e)	2,867,000	2,854,196
2.16%, 10/19/2018(e)	8,185,000	8,146,930
2.16%, 10/22/2018(e)	8,185,000	8,145,409
TOTAL COMMERCIAL PAPER (Cost $2,506,297,132)		2,506,325,607

INVESTMENT COMPANIES — 0.0%(d)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.73% (g) (Cost $391,354)	391,354	391,354
TOTAL SHORT-TERM INVESTMENTS (Cost $2,506,688,486)		2,506,716,961

Total Investments — 99.4% (Cost $13,148,338,855)		16,733,231,534
Other Assets Less Liabilities — 0.6%		110,616,088
Net Assets — 100.0%		16,843,847,622

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)

Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to $49,821,152, which represents approximately 0.30% of net assets of the Fund.

(c)	Represents a security that is subject to legal or contractual restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown was the current yield as of July 31, 2018.
(f)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(g)	Represents 7-day effective yield as of July 31, 2018.

See Notes to Consolidated Schedule of Investments.

(Continued)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$31.79

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	19,015,656,000	USD	168,681,694	UBS AG	8/15/2018	$1,532,749
USD	14,726,927	EUR	11,715,000	UBS AG	8/15/2018	1,014,430
USD	38,860,199	GBP	27,251,000	UBS AG	8/15/2018	3,072,006
USD	227,206,405	JPY	23,740,570,000	UBS AG	8/15/2018	14,697,939
USD	117,826,351	EUR	94,514,000	HSBC Bank plc	9/19/2018	6,901,319
USD	19,260,644	GBP	14,099,000	HSBC Bank plc	9/19/2018	716,709
USD	164,620,004	JPY	17,462,890,000	HSBC Bank plc	9/19/2018	7,922,628
USD	126,586,270	EUR	104,660,000	Bank of New York Mellon	10/17/2018	3,489,087
USD	20,439,397	GBP	15,260,000	Bank of New York Mellon	10/17/2018	343,432
USD	194,909,638	JPY	21,066,126,000	Bank of New York Mellon	10/17/2018	5,504,604
USD	252,666,339	EUR	211,844,000	Goldman Sachs	11/14/2018	2,910,835
USD	32,350,463	GBP	23,950,000	Goldman Sachs	11/14/2018	767,194
USD	146,966,088	JPY	15,986,971,000	Goldman Sachs	11/14/2018	2,905,238
USD	84,540,650	EUR	71,299,000	JPMorgan Chase Bank	12/12/2018	273,172
USD	18,501,068	GBP	13,885,000	JPMorgan Chase Bank	12/12/2018	164,529
USD	181,064,095	JPY	19,989,114,000	JPMorgan Chase Bank	12/12/2018	504,867
Net unrealized appreciation						$52,720,738

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
PLN	Polish Zloty
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

(Continued)

Affiliated Securities

Security Description	Shares at July 31, 2018	Market Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2018	Dividend /Interest Income	Capital Gain Distributions
As One Corp.	1,299,640	$71,451,190	$—	$—	$—	$19,480,963	$90,932,153	$696,098	$—
Chofu Seisakusho Co. Ltd.	1,844,900	45,665,265	—	(618,918)	50,290	(5,542,669)	39,553,968	478,740	—
Emin Leydier SA^	—	51,993,413	—	(81,366,607)	72,550,627	(43,177,433)	—	—	—
Fursys, Inc.	872,463	26,243,587	—	—	—	(2,767,847)	23,475,740	508,865	—
Haw Par Corp. Ltd.	24,726,613	228,338,184	—	(7,804,740)	4,057,183	26,062,959	250,653,586	1,913,241	—
Laurent-Perrier	558,938	52,418,364	—	—	—	17,516,209	69,934,573	478,000	—
Legris Industries SA*‡(b)(c)	905,366	34,348,829	—	—	—	(5,563,055)	28,785,774	—	—
Maezawa Kasei Industries Co. Ltd.	866,900	12,682,521	—	(3,057,942)	(876,398)	922,233	9,670,414	117,255	—
Robertet SA	196,831	108,188,782	—	(18,076,730)	12,854,681	12,257,548	115,224,281	829,080	—
Total	31,271,651	$631,330,135	$—	$(110,924,937)	$88,636,383	$19,188,908	$628,230,489	$5,021,279	$—

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(b)

Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to $28,785,774, which represents approximately 0.17% of net assets of the Fund.

(c)	Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Consolidated Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Auto Components	0.6%
Automobiles	0.8
Banks	2.1
Beverages	2.3
Building Products	1.1
Capital Markets	0.8
Chemicals	4.9
Commercial Services & Supplies	2.8
Commodities	7.3
Construction & Engineering	0.7
Construction Materials	1.8
Diversified Financial Services	4.2
Diversified Telecommunication Services	0.9
Electrical Equipment	0.4
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	2.2
Food & Staples Retailing	0.3
Food Products	5.7
Foreign Government Securities	1.7
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	1.1
Household Durables	1.1
Industrial Conglomerates	2.3
Insurance	4.4
IT Services	0.8
Leisure Products	0.7
Machinery	3.4
Media	1.7
Metals & Mining	4.3
Oil, Gas & Consumable Fuels	2.4
Personal Products	0.1
Pharmaceuticals	3.9
Real Estate Management & Development	4.6
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	0.3
Specialty Retail	0.7
Textiles, Apparel & Luxury Goods	0.1
Tobacco	2.5
Trading Companies & Distributors	0.7
Transportation Infrastructure	0.2
U.S. Treasury Obligations	0.2
Wireless Telecommunication Services	4.0
Short-Term Investments	14.9
Total Investments	99.4%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 71.2%

Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	240,725	22,202,067

Banks — 3.3%
BB&T Corp.	729,608	37,071,383
US Bancorp	520,595	27,596,741
		64,668,124
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)	728,362	38,945,516

Chemicals — 2.2%
Nutrien Ltd. (Canada)	468,667	25,406,438
Praxair, Inc.	60,413	10,119,177
Scotts Miracle-Gro Co. (The)	88,434	7,024,313
		42,549,928
Commercial Services & Supplies — 0.3%
Cintas Corp.	32,805	6,707,966

Consumer Finance — 2.4%
American Express Co.	287,462	28,608,218
Synchrony Financial	637,111	18,437,993
		47,046,211
Diversified Consumer Services — 0.4%
H&R Block, Inc.	300,081	7,550,038

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class A*	66	19,902,300

Energy Equipment & Services — 6.4%
National Oilwell Varco, Inc.	1,145,097	55,674,616
Schlumberger Ltd.	697,928	47,124,098
TechnipFMC plc (United Kingdom)	710,652	23,131,723
		125,930,437
Equity Real Estate Investment Trusts (REITs) — 3.1%
Weyerhaeuser Co.	1,773,946	60,633,474

Gas Utilities — 1.1%
UGI Corp.	394,669	20,972,711

Health Care Equipment & Supplies — 1.1%
DENTSPLY SIRONA, Inc.	63,953	3,076,779
Varian Medical Systems, Inc.*	166,369	19,207,301
		22,284,080
Health Care Providers & Services — 2.6%
Anthem, Inc.	109,314	27,656,442
HCA Healthcare, Inc.	85,014	10,561,289
Universal Health Services, Inc., Class B	103,521	12,639,914
		50,857,645
Household Products — 1.6%
Colgate-Palmolive Co.	458,639	30,733,399

Industrial Conglomerates — 1.7%
3M Co.	155,288	32,970,748

Insurance — 6.9%
Alleghany Corp.	92,464	58,184,821
Brown & Brown, Inc.	621,754	18,192,522
Cincinnati Financial Corp.	124,524	9,417,750
Travelers Cos., Inc. (The)	20,331	2,645,876
Willis Towers Watson plc	161,294	25,713,490
WR Berkley Corp.	282,471	21,414,127
		135,568,586
Internet Software & Services — 1.4%
Alphabet, Inc., Class A*	7,298	8,956,251
Alphabet, Inc., Class C*	9,165	11,156,188
Facebook, Inc., Class A*	48,712	8,406,717
		28,519,156
IT Services — 3.4%
Automatic Data Processing, Inc.	33,960	4,584,260
Mastercard, Inc., Class A	38,757	7,673,886
Teradata Corp.*	1,158,000	44,339,820
Visa, Inc., Class A	70,652	9,660,955
		66,258,921
Leisure Products — 0.3%
Vista Outdoor, Inc.*	326,357	5,300,038

Machinery — 3.9%
Cummins, Inc.	84,917	12,126,997
Deere & Co.	188,587	27,305,512
Flowserve Corp.	817,802	36,253,162
		75,685,671
Media — 5.2%
Comcast Corp., Class A	1,363,769	48,795,655
Omnicom Group, Inc.	787,030	54,171,275
		102,966,930
Metals & Mining — 2.9%
Agnico Eagle Mines Ltd. (Canada)	205,280	8,600,346
Franco-Nevada Corp. (Canada)	155,814	11,429,275
Goldcorp, Inc. (Canada)	740,683	9,258,537
Newcrest Mining Ltd. (Australia)	758,581	12,190,403
Newmont Mining Corp.	55,767	2,045,533
Randgold Resources Ltd., ADR (Africa)	21,756	1,606,681
Royal Gold, Inc.	121,921	10,315,736
Tahoe Resources, Inc.*	325,000	1,459,046
		56,905,557
Oil, Gas & Consumable Fuels — 3.9%
Canadian Natural Resources Ltd. (Canada)	142,767	5,246,003

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
ConocoPhillips	208,535	15,049,971
Devon Energy Corp.	185,963	8,370,194
Exxon Mobil Corp.	417,478	34,028,632
Imperial Oil Ltd. (Canada)	297,287	10,181,140
San Juan Basin Royalty Trust	595,832	3,515,409
		76,391,349
Road & Rail — 2.1%
Union Pacific Corp.	277,435	41,584,732

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	127,503	12,258,138
Texas Instruments, Inc.	117,378	13,066,519
Xilinx, Inc.	355,012	25,585,715
		50,910,372
Software — 6.4%
Microsoft Corp.	356,464	37,813,701
Oracle Corp.	1,821,262	86,837,772
		124,651,473
Specialty Retail — 0.7%
Tiffany & Co.	101,855	14,011,174

Tobacco — 1.0%
Philip Morris International, Inc.	220,307	19,012,494

Trading Companies & Distributors — 0.2%
NOW, Inc.*	293,998	4,395,270

TOTAL COMMON STOCKS (Cost $879,216,515)		1,396,116,367

Ounces

COMMODITIES — 9.7%

Gold bullion (Cost $186,047,980)*	156,194	191,286,410

	Principal Amount ($)

CORPORATE BONDS — 1.7%

Banks — 0.6%
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 9/4/2018(a)(b)	12,404,000	12,349,422

Health Care Equipment & Supplies — 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡	600,000	594,000

Oil, Gas & Consumable Fuels — 0.4%
CITGO Petroleum Corp.
6.25%, 8/15/2022(d)	6,542,000	6,591,065

Software — 0.7%
Veritas US, Inc.
7.50%, 2/1/2023(d)	4,945,000	4,673,025
10.50%, 2/1/2024(d)	10,198,000	8,566,320
		13,239,345
TOTAL CORPORATE BONDS (Cost $32,665,293)		32,773,832

SHORT-TERM INVESTMENTS — 17.4%

COMMERCIAL PAPER — 4.2%
Apple, Inc.
2.03%, 8/13/2018(d)(e)	9,028,000	9,021,747
AstraZeneca plc (United Kingdom)
2.12%, 8/1/2018(e)	12,600,000	12,599,255
Avery Dennison Corp.
2.15%, 8/1/2018(e)	9,000,000	8,999,461
Chevron Corp.
2.01%, 8/20/2018(e)	4,256,000	4,251,460
General Dynamics Corp.
2.06%, 8/21/2018(e)	2,837,000	2,833,730
Hitachi America Capital Ltd. (Japan)
2.13%, 8/1/2018(e)	19,999,000	19,997,804
MetLife Short Term Funding LLC
2.06%, 8/15/2018(e)	4,256,000	4,252,453
Pfizer, Inc.
2.11%, 9/12/2018(e)	8,511,000	8,490,668
PSP Capital, Inc. (Canada)
2.19%, 9/24/2018(d)(e)	2,638,000	2,629,807
QUALCOMM, Inc.
2.36%, 8/7/2018(e)	9,028,000	9,024,489
TOTAL COMMERCIAL PAPER (Cost $82,102,791)		82,100,874

INVESTMENT COMPANIES — 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 1.73% (f) (Cost $67,725)	67,725	67,725

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bills
1.82%, 8/2/2018(e)	30,000,000	29,998,500
1.85%, 8/9/2018(e)	30,000,000	29,987,600
1.88%, 8/16/2018(e)	30,000,000	29,976,703
1.87%, 8/23/2018(e)	30,000,000	29,965,579
1.93%, 10/4/2018(e)	30,000,000	29,897,200

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
1.93%, 10/11/2018(e)	20,000,000	19,923,429
1.98%, 11/8/2018(e)	20,000,000	19,890,000
1.99%, 11/15/2018(e)	30,000,000	29,823,002
2.04%, 11/29/2018(e)	20,000,000	19,864,833
2.02%, 12/6/2018(e)	20,000,000	19,856,420
TOTAL U.S. TREASURY OBLIGATIONS (Cost $259,191,521)		259,183,266

TOTAL SHORT-TERM INVESTMENTS (Cost $341,362,037)		341,351,865

Total Investments — 100.0% (Cost $1,439,291,825)		1,961,528,474
Liabilities in excess of other assets — 0.0%(c)		(375,165)
Net Assets — 100.0%		1,961,153,309

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Perpetual security. The rate reflected was the rate in effect on July 31, 2018. The maturity date reflects the next call date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2018.
(c)	Represents less than 0.05% of net assets.
(d)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(e)	The rate shown was the current yield as of July 31, 2018.
(f)	Represents 7-day effective yield as of July 31, 2018.

Abbreviations

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	1.1%
Banks	3.9
Capital Markets	2.0
Chemicals	2.2
Commercial Services & Supplies	0.3
Commodities	9.7
Consumer Finance	2.4
Diversified Consumer Services	0.4
Diversified Financial Services	1.0
Energy Equipment & Services	6.4
Equity Real Estate Investment Trusts (REITs)	3.1
Gas Utilities	1.1
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	2.6
Household Products	1.6
Industrial Conglomerates	1.7
Insurance	6.9
Internet Software & Services	1.4
IT Services	3.4
Leisure Products	0.3
Machinery	3.9
Media	5.2
Metals & Mining	2.9
Oil, Gas & Consumable Fuels	4.3
Road & Rail	2.1
Semiconductors & Semiconductor Equipment	2.6
Software	7.1
Specialty Retail	0.7
Tobacco	1.0
Trading Companies & Distributors	0.2
Short-Term Investments	17.4
Total Investments	100.0%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Gold Fund

Consolidated Schedule of Investments
July 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 75.0%

Africa — 3.9%
Randgold Resources Ltd., ADR	545,974	40,320,180

Australia — 6.7%
Newcrest Mining Ltd.	4,062,523	65,284,777
OceanaGold Corp.	1,406,000	4,323,327
		69,608,104
Canada — 41.8%
Agnico Eagle Mines Ltd.	1,142,787	47,877,843
Alamos Gold, Inc., Class A	2,964,338	16,088,116
B2Gold Corp.*	12,170,500	30,312,811
Barrick Gold Corp.	3,270,338	36,595,082
Detour Gold Corp.*	4,368,049	43,047,537
Dundee Precious Metals, Inc.*	5,093,970	12,100,063
Eldorado Gold Corp.*	7,718,257	8,425,203
Franco-Nevada Corp.	679,943	49,875,205
Goldcorp, Inc.	3,715,245	46,440,562
Guyana Goldfields, Inc.*	1,852,133	5,695,147
Kinross Gold Corp.*	2,797,363	10,070,507
MAG Silver Corp.*	2,399,467	22,429,580
New Gold, Inc.*	10,007,331	12,462,525
Novagold Resources, Inc.*	5,561,210	23,968,815
Orla Mining Ltd.*	2,310,100	2,344,107
Osisko Gold Royalties Ltd.	1,444,217	13,711,097
Wheaton Precious Metals Corp.	2,661,126	55,750,590
		437,194,790
Mexico — 7.4%
Fresnillo plc	3,473,953	47,375,666
Industrias Penoles SAB de CV	1,756,596	29,783,740
		77,159,406
South Africa — 1.3%
AngloGold Ashanti Ltd., ADR	1,515,964	13,476,920

United States — 13.9%
Newmont Mining Corp.	1,358,421	49,826,882
Royal Gold, Inc.	771,654	65,289,645
Tahoe Resources, Inc.*	6,835,667	30,687,855
		145,804,382
TOTAL COMMON STOCKS (Cost $845,951,471)		783,563,782

	Ounces

COMMODITIES — 22.9%

Gold bullion*	152,682	186,984,491
Silver bullion*	3,325,060	51,662,122
TOTAL COMMODITIES (Cost $175,398,604)		238,646,613

Number of Warrants

WARRANTS — 0.0%(a)

Canada — 0.0%(a)
Osisko Gold Royalties Ltd., expiring 2/26/2019* (Cost $81,620)	59,602	15,005

	Principal Amount ($)

SHORT-TERM INVESTMENTS — 2.3%

COMMERCIAL PAPER — 2.3%
AstraZeneca plc
2.12%, 8/1/2018(b)	7,282,000	7,281,569
Avery Dennison Corp.
2.15%, 8/1/2018(b)	5,201,000	5,200,688
Hitachi America Capital Ltd.
2.13%, 8/1/2018(b)	11,560,000	11,559,309
TOTAL COMMERCIAL PAPER (Cost $24,043,000)		24,041,566
INVESTMENT COMPANIES — 0.0%(a)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.73% (c) (Cost $103,379)	103,379	103,379
TOTAL SHORT-TERM INVESTMENTS (Cost $24,146,379)		24,144,945

Total Investments — 100.2% (Cost $1,045,578,074)		1,046,370,345
Liabilities in excess of other assets — (0.2)%		(1,903,332)
Net Assets — 100.0%		1,044,467,013

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   The rate shown was the current yield as of July 31, 2018.

(c)                    Represents 7-day effective yield as of July 31, 2018.

See Notes to Consolidated Schedule of Investments.

(Continued)

Abbreviations

ADR                                                                     American Depositary Receipt

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	22.9%
Metals & Mining	75.0
Short-Term Investments	2.3
Total Investments	100.2%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Global Income Builder Fund

Schedule of Investments
July 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 55.4%

Austria — 0.4%
Mayr Melnhof Karton AG	39,074	5,313,788

Belgium — 1.3%
Groupe Bruxelles Lambert SA	174,791	18,567,845

Brazil — 0.4%
Cielo SA	1,656,930	6,334,944

Canada — 2.9%
Agnico Eagle Mines Ltd.	159,945	6,701,005
Franco-Nevada Corp.	49,135	3,604,152
Goldcorp, Inc.	644,005	8,050,062
Nutrien Ltd.	318,641	17,273,529
Power Corp. of Canada	93,980	2,137,732
Wheaton Precious Metals Corp.	260,483	5,457,119
		43,223,599
Chile — 0.7%
Cia Cervecerias Unidas SA, ADR	373,175	10,161,555
Quinenco SA	200,388	621,609
		10,783,164
Denmark — 0.5%
ISS A/S	202,239	7,554,260

France — 5.2%
Bouygues SA	140,537	6,171,604
Carrefour SA	125,933	2,257,827
Cie de Saint-Gobain	207,088	9,206,783
Danone SA	225,059	17,669,897
Legrand SA	43,918	3,223,487
LVMH Moet Hennessy Louis Vuitton SE	4,980	1,735,471
Rexel SA	519,216	8,120,465
Sanofi	186,655	16,238,296
Sodexo SA	84,551	9,366,223
Thermador Groupe	37,992	2,512,435
		76,502,488
Germany — 1.8%
Hamburger Hafen und Logistik AG	95,685	2,207,122
HeidelbergCement AG	145,035	12,318,683
Linde AG	21,487	5,313,669
Telefonica Deutschland Holding AG	1,590,230	6,964,431
		26,803,905
Hong Kong — 5.3%
CK Asset Holdings Ltd.	1,246,000	9,542,473
Great Eagle Holdings Ltd.	1,749,774	8,622,664
Guoco Group Ltd.	67,700	1,118,675
Hang Lung Properties Ltd.	4,629,534	9,733,762
Hopewell Holdings Ltd.	1,513,190	5,365,907
Hysan Development Co. Ltd.	1,193,083	6,541,321
Jardine Matheson Holdings Ltd.	361,400	24,469,967
Mandarin Oriental International Ltd.	4,571,900	10,710,352
Swire Properties Ltd.	442,645	1,743,287
		77,848,408
Ireland — 0.2%
CRH plc	77,242	2,638,556

Israel — 0.1%
Israel Chemicals Ltd.	318,065	1,522,682

Japan — 4.7%
FANUC Corp.	40,300	8,126,129
Hoya Corp.	145,800	8,773,478
KDDI Corp.	747,500	20,808,057
Mitsubishi Electric Corp.	31,200	423,906
Mitsubishi Estate Co. Ltd.	137,600	2,387,720
NTT DOCOMO, Inc.	421,700	10,856,640
Secom Co. Ltd.	145,700	11,136,221
Sompo Holdings, Inc.	163,900	6,661,579
Weathernews, Inc.	16,000	501,489
		69,675,219
Malaysia — 0.2%
British American Tobacco Malaysia Bhd.	255,200	2,152,092

Mexico — 0.3%
Fresnillo plc	291,865	3,975,208

Netherlands — 0.5%
HAL Trust	40,466	7,348,059

New Zealand — 0.2%
SKY Network Television Ltd.	1,633,505	3,022,221

Norway — 0.6%
Orkla ASA	993,802	8,409,361

Russia — 0.2%
Gazprom PJSC, ADR	687,492	3,083,128

Singapore — 0.5%
ComfortDelGro Corp. Ltd.	3,305,600	5,713,842
Overseas Education Ltd.	8,325,700	2,186,387
		7,900,229
South Korea — 1.4%
Kia Motors Corp.	211,452	5,994,800
KT&G Corp.	143,173	14,142,597
		20,137,397
Sweden — 0.7%
Investor AB, Class A	210,953	9,130,440
Svenska Handelsbanken AB, Class A	129,000	1,593,474
		10,723,914

See Notes to Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
Switzerland — 2.1%
Cie Financiere Richemont SA (Registered)	13,550	1,186,694
Nestle SA (Registered)	368,179	30,004,139
		31,190,833
Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	57,731	2,379,095

Thailand — 0.6%
Bangkok Bank PCL, NVDR	1,343,800	8,333,119
Thai Beverage PCL	1,762,000	984,773
		9,317,892
United Kingdom — 5.9%
Berkeley Group Holdings plc	251,343	12,302,336
British American Tobacco plc	384,172	21,118,825
BT Group plc	1,214,588	3,715,532
Diageo plc	238,505	8,750,152
Domino’s Pizza Group plc	503,029	2,081,631
GlaxoSmithKline plc	819,716	17,025,707
Hiscox Ltd.	372,484	7,815,358
Lloyds Banking Group plc	9,732,046	7,977,147
Ultra Electronics Holdings plc	40,914	886,615
Unilever NV, CVA	22,967	1,324,988
WPP plc	249,594	3,904,146
		86,902,437
United States — 18.5%
3M Co.	47,526	10,090,720
American Express Co.	32,262	3,210,714
Analog Devices, Inc.	29,648	2,850,359
Anthem, Inc.	43,513	11,008,789
Automatic Data Processing, Inc.	16,421	2,216,671
Bank of New York Mellon Corp. (The)	63,500	3,395,345
BB&T Corp.	243,499	12,372,184
CH Robinson Worldwide, Inc.	100,369	9,257,033
Cincinnati Financial Corp.	43,369	3,279,997
Colgate-Palmolive Co.	184,361	12,354,031
ConocoPhillips	103,239	7,450,759
Deere & Co.	72,671	10,522,034
Exxon Mobil Corp.	299,494	24,411,756
Flowserve Corp.	86,042	3,814,242
H&R Block, Inc.	100,083	2,518,088
Microsoft Corp.	175,269	18,592,536
National Oilwell Varco, Inc.	181,871	8,842,568
Omnicom Group, Inc.	175,959	12,111,258
Oracle Corp.	255,663	12,190,012
Philip Morris International, Inc.	93,503	8,069,309
Praxair, Inc.	27,686	4,637,405
Royal Gold, Inc.	38,328	3,242,932
San Juan Basin Royalty Trust	356,080	2,100,872
Schlumberger Ltd.	228,518	15,429,535
Synchrony Financial	119,394	3,455,262
Texas Instruments, Inc.	53,785	5,987,346
Tiffany & Co.	43,165	5,937,777
UGI Corp.	127,584	6,779,814
Union Pacific Corp.	72,028	10,796,277
US Bancorp	29,088	1,541,955
Weyerhaeuser Co., REIT	604,889	20,675,106
Willis Towers Watson plc	14,861	2,369,141
Xilinx, Inc.	135,112	9,737,522
		271,249,349
TOTAL COMMON STOCKS (Cost $704,957,093)		814,560,073

	Principal Amount ($)

CORPORATE BONDS — 28.5%

Australia — 0.4%
Ausdrill Finance Pty. Ltd.
6.88%, 11/1/2019(a)	2,795,000	2,805,481
Nufarm Australia Ltd.
5.75%, 4/30/2026(a)	2,633,000	2,527,680
		5,333,161
Canada — 1.4%
Alimentation Couche-Tard, Inc.
2.35%, 12/13/2019(a)	2,901,000	2,865,511
Methanex Corp.
3.25%, 12/15/2019	7,800,000	7,762,785
New Gold, Inc.
6.25%, 11/15/2022(a)	2,476,000	2,333,630
Open Text Corp.
5.63%, 1/15/2023(a)	7,627,000	7,808,141
		20,770,067
France — 0.4%
Altice France SA
6.00%, 5/15/2022(a)	4,477,000	4,614,444
Electricite de France SA
2.15%, 1/22/2019(a)	514,000	512,386
6.50%, 1/26/2019(a)	629,000	639,865
		5,766,695
Germany — 1.4%
Bayer US Finance LLC
2.38%, 10/8/2019(a)	2,577,000	2,557,734
Fresenius Medical Care US Finance II, Inc.
5.63%, 7/31/2019(a)	9,929,000	10,165,628
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/2021(a)	2,494,000	2,608,475
IHO Verwaltungs GmbH
4.12%, 9/15/2021(a)(b)	1,950,000	1,925,625
4.50%, 9/15/2023(a)(b)	3,455,216	3,317,007
		20,574,469
Netherlands — 1.0%
NXP BV
4.13%, 6/1/2021(a)	2,953,000	2,960,471
4.63%, 6/1/2023(a)	4,847,000	4,901,529
Shell International Finance BV
1.38%, 9/12/2019	426,000	419,353
2.13%, 5/11/2020	1,946,000	1,921,225
2.25%, 11/10/2020	4,824,000	4,741,803
		14,944,381

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
United Kingdom — 1.3%
Ashtead Capital, Inc.
5.25%, 8/1/2026(a)	378,000	381,307
BP Capital Markets plc
1.68%, 5/3/2019	2,356,000	2,339,708
Inmarsat Finance plc
4.88%, 5/15/2022(a)	1,645,000	1,628,550
6.50%, 10/1/2024(a)	3,780,000	3,798,900
Jaguar Land Rover Automotive plc
4.13%, 12/15/2018(a)	4,480,000	4,489,856
5.63%, 2/1/2023(a)	2,457,000	2,437,811
Lloyds Banking Group plc
3.00%, 1/11/2022	1,250,000	1,220,683
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(c)	2,090,000	1,990,914
		18,287,729
United States — 22.6%
AbbVie, Inc.
2.00%, 11/6/2018	12,623,000	12,605,980
ACCO Brands Corp.
5.25%, 12/15/2024(a)	10,340,000	10,159,050
Aircastle Ltd.
4.63%, 12/15/2018	891,000	895,633
6.25%, 12/1/2019	4,859,000	5,016,918
7.63%, 4/15/2020	2,525,000	2,676,500
5.50%, 2/15/2022	4,919,000	5,115,760
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	3,493,000	3,580,325
6.25%, 3/15/2026	2,351,000	2,256,960
American Express Credit Corp.
1.88%, 5/3/2019	11,237,000	11,178,772
1.70%, 10/30/2019	4,038,000	3,979,508
Andeavor
4.75%, 12/15/2023	3,219,000	3,331,443
5.13%, 12/15/2026	1,609,000	1,699,606
Andeavor Logistics LP
3.50%, 12/1/2022	111,000	109,083
Anthem, Inc.
2.25%, 8/15/2019	7,516,000	7,470,229
Aramark Services, Inc.
5.13%, 1/15/2024	5,970,000	6,022,237
5.00%, 4/1/2025(a)	1,343,000	1,343,000
4.75%, 6/1/2026	1,076,000	1,046,410
5.00%, 2/1/2028(a)	194,000	187,152
Berry Global, Inc.
5.50%, 5/15/2022	1,145,000	1,162,175
Block Financial LLC
4.13%, 10/1/2020	2,474,000	2,485,882
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	704,000	714,560
CCO Holdings LLC
5.25%, 9/30/2022	1,459,000	1,473,590
Centene Corp.
4.75%, 5/15/2022	2,036,000	2,058,905
4.75%, 1/15/2025	2,941,000	2,937,324
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(a)	350,000	354,375
Charter Communications Operating LLC
4.46%, 7/23/2022	2,306,000	2,344,327
4.91%, 7/23/2025	3,845,000	3,911,771
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	13,847,000	13,950,852
Cloud Peak Energy Resources LLC
12.00%, 11/1/2021	7,707,000	7,899,675
CNH Industrial Capital LLC
3.88%, 10/15/2021	3,225,000	3,208,875
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.05%, 3/9/2021(c)	963,000	969,496
DCP Midstream Operating LP
5.35%, 3/15/2020(a)	8,902,000	9,135,678
4.75%, 9/30/2021(a)	2,859,000	2,895,424
6.45%, 11/3/2036(a)	1,545,000	1,626,112
Dell International LLC
3.48%, 6/1/2019(a)	1,610,000	1,615,261
4.42%, 6/15/2021(a)	4,220,000	4,283,370
6.02%, 6/15/2026(a)	3,103,000	3,280,273
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	1,619,000	1,685,784
Discover Bank
2.60%, 11/13/2018	2,921,000	2,920,298
Dollar Tree, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 3.04%, 4/17/2020(c)	95,000	95,194
3.70%, 5/15/2023	95,000	94,315
Energizer Gamma Acquisition BV
4.63%, 7/15/2026(a)	2,632,000	3,142,515
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	3,493,000	3,286,703
GameStop Corp.
5.50%, 10/1/2019(a)	13,340,000	13,356,675
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(a)	3,133,000	3,086,005
HCA, Inc.
3.75%, 3/15/2019	1,938,000	1,941,004
6.50%, 2/15/2020	2,154,000	2,241,883
IQVIA, Inc.
4.88%, 5/15/2023(a)	6,321,000	6,415,815
John Deere Capital Corp.
1.75%, 8/10/2018	8,067,000	8,065,802
2.35%, 1/8/2021	2,561,000	2,521,873
KFC Holding Co.
5.00%, 6/1/2024(a)	600,000	594,000
KLX, Inc.
5.88%, 12/1/2022(a)	3,408,000	3,531,540
Kroger Co. (The)
2.30%, 1/15/2019	12,795,000	12,766,025
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	4,015,000	3,929,682

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
4.88%, 11/1/2026(a)	803,000	789,951
Lennar Corp.
4.13%, 12/1/2018	1,815,000	1,817,741
Lockheed Martin Corp.
1.85%, 11/23/2018	12,000,000	11,978,757
Meredith Corp.
6.88%, 2/1/2026(a)	1,716,000	1,728,870
Molson Coors Brewing Co.
1.90%, 3/15/2019	1,938,000	1,929,257
1.45%, 7/15/2019	3,813,000	3,763,572
NBCUniversal Enterprise, Inc.
1.97%, 4/15/2019(a)	2,500,000	2,486,379
Philip Morris International, Inc.
1.88%, 1/15/2019	3,174,000	3,163,624
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	2,516,000	2,405,925
5.88%, 9/30/2027(a)	3,343,000	3,117,348
Plantronics, Inc.
5.50%, 5/31/2023(a)	8,542,000	8,477,935
Post Holdings, Inc.
5.50%, 3/1/2025(a)	1,076,000	1,059,860
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,520,000	1,516,200
Sprint Capital Corp.
6.90%, 5/1/2019	3,774,000	3,851,367
Sprint Spectrum Co. LLC
3.36%, 9/20/2021(a)	3,037,125	3,021,939
Symantec Corp.
3.95%, 6/15/2022	2,040,000	1,994,160
Synchrony Financial
2.60%, 1/15/2019	7,042,000	7,033,487
3.00%, 8/15/2019	1,977,000	1,974,073
Targa Resources Partners LP
4.13%, 11/15/2019	4,787,000	4,787,000
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,107,000	3,098,300
TEGNA, Inc.
5.13%, 7/15/2020	4,641,000	4,699,012
Teleflex, Inc.
5.25%, 6/15/2024	1,428,000	1,470,840
4.63%, 11/15/2027	824,000	784,860
UnitedHealth Group, Inc.
1.70%, 2/15/2019	845,000	840,522
1.95%, 10/15/2020	2,092,000	2,043,722
USG Corp.
4.88%, 6/1/2027(a)	850,000	864,875
Valvoline, Inc.
4.38%, 8/15/2025	979,000	922,708
Veritas US, Inc.
7.50%, 2/1/2023(a)	2,838,000	2,681,910
Vulcan Materials Co.
(ICE LIBOR USD 3 Month + 0.65%), 2.95%, 3/1/2021(c)	3,834,000	3,842,426
4.50%, 4/1/2025	10,940,000	11,045,287
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 9/4/2018(c)(d)	6,773,000	6,743,199
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,695,000	4,792,656
5.38%, 6/15/2024	2,693,000	2,645,873
Western Digital Corp.
4.75%, 2/15/2026	4,523,000	4,446,674
		332,477,913
TOTAL CORPORATE BONDS (COST $416,059,396)		418,154,415

Ounces

COMMODITIES — 3.5%

Gold bullion* (Cost $51,611,487)	41,473	50,790,645

	Principal Amount ($)

LOAN ASSIGNMENTS — 2.7%

United States — 2.7%
BI-LO Holding Finance LLC, First Lien Term Loan B
(ICE LIBOR USD 3 Month + 8.00%), 10.28%, 5/15/2024(c)	17,250,000	16,595,880
Caelus Energy Alaska 03 LLC, Second Lien Term Loan
(ICE LIBOR USD 3 Month + 7.50%), 9.83%, 4/15/2020‡(c)	6,778,000	6,190,551
OSG Bulk Ships, Inc., First Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 6.77%, 8/5/2019‡(c)	5,103,195	5,045,784
Osum Productions Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 7.83%, 7/31/2020‡(c)	5,941,222	5,228,276
Zebra Technologies Corp., Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 4.06%, 10/27/2021(c)	7,364,667	7,377,849
		40,438,340
TOTAL LOAN ASSIGNMENTS (Cost $41,653,028)		40,438,340

See Notes to Schedule of Investments.

(Continued)

Investments		Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 2.6%

U.S. Treasury Notes
1.63%, 6/30/2019		9,640,000	9,568,830
1.63%, 6/30/2020		9,650,000	9,463,031
1.13%, 6/30/2021		9,770,000	9,323,862
2.13%, 6/30/2022		9,588,000	9,344,929
			37,700,652
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,637,146)			37,700,652

FOREIGN GOVERNMENT SECURITIES — 1.2%

Indonesia — 0.0%(e)
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	10,086,000,000	717,272

Mexico — 0.8%
Mexican Bonos
6.50%, 6/10/2021	MXN	103,280,000	5,351,924
6.50%, 6/9/2022	MXN	121,300,000	6,225,055
			11,576,979
Poland — 0.1%
Poland Government Bond
3.25%, 7/25/2019	PLN	7,185,000	2,001,467

Singapore — 0.3%
Singapore Government Bond
3.25%, 9/1/2020	SGD	1,568,000	1,182,666
2.25%, 6/1/2021	SGD	3,839,000	2,840,017
			4,022,683
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $18,248,299)			18,318,401

	Shares

CLOSED END FUNDS — 0.5%

United Kingdom — 0.5%
Caledonia Investments plc (Cost $6,917,625)	196,518	7,245,274

PREFERRED STOCKS — 0.1%

United States — 0.1%
General American Investors Co., Inc., Series B 5.95%(d)	4,712	122,324
MetLife, Inc., Series A(ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%(c)(d)	67,936	1,727,612
TOTAL PREFERRED STOCKS (Cost $1,760,123)		1,849,936

SHORT-TERM INVESTMENTS — 4.9%

COMMERCIAL PAPER — 2.9%
AstraZeneca plc
2.12%, 8/1/2018(f)	12,742,000	12,741,247
Avery Dennison Corp.
2.15%, 8/1/2018(f)	9,102,000	9,101,455
Hitachi America Capital Ltd.
2.13%, 8/1/2018(f)	20,226,000	20,224,790
TOTAL COMMERCIAL PAPER (Cost $42,070,000)		42,067,492

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bills
1.87%, 8/23/2018(f)	15,000,000	14,982,790
2.02%, 12/6/2018(f)	15,000,000	14,892,314
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,876,542)		29,875,104

INVESTMENT COMPANIES — 0.0%(e)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.73% (g) (Cost $18,874)	18,874	18,874
TOTAL SHORT-TERM INVESTMENTS (Cost $71,965,416)		71,961,470

Total Investments — 99.4% (Cost $1,351,809,613)		1,461,019,206
Other Assets Less Liabilities — 0.6%		8,312,250
Net Assets — 100.0%		1,469,331,456

See Notes to Schedule of Investments.

(Continued)

*                 Non-income producing security.

‡                 Value determined using significant unobservable inputs.

(a)         Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)         Payment in-kind security.

(c)          Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2018.

(d)         Perpetual security. The rate reflected was the rate in effect on July 31, 2018. The maturity date reflects the next call date.

(e)          Represents less than 0.05% of net assets.

(f)           The rate shown was the current yield as of July 31, 2018.

(g)          Represents 7-day effective yield as of July 31, 2018.

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	347,190,000	USD	3,079,809	UBS AG	8/15/2018	$27,985
USD	3,737,358	EUR	2,973,000	UBS AG	8/15/2018	257,439
USD	4,868,398	GBP	3,414,000	UBS AG	8/15/2018	384,860
USD	3,958,723	JPY	413,643,000	UBS AG	8/15/2018	256,089
USD	8,508,420	EUR	6,825,000	HSBC Bank plc	9/19/2018	498,355
USD	1,734,947	GBP	1,270,000	HSBC Bank plc	9/19/2018	64,559
USD	3,352,866	JPY	355,672,000	HSBC Bank plc	9/19/2018	161,363
USD	7,849,655	EUR	6,490,000	Bank of New York Mellon	10/17/2018	216,359
USD	1,063,492	GBP	794,000	Bank of New York Mellon	10/17/2018	17,869
USD	3,447,380	JPY	372,598,000	Bank of New York Mellon	10/17/2018	97,360
USD	8,034,027	EUR	6,736,000	Goldman Sachs	11/14/2018	92,556
USD	2,049,088	GBP	1,517,000	Goldman Sachs	11/14/2018	48,594
USD	3,155,902	JPY	343,299,000	Goldman Sachs	11/14/2018	62,386
USD	6,091,044	EUR	5,137,000	JPMorgan Chase Bank	12/12/2018	19,682
USD	1,765,496	GBP	1,325,000	JPMorgan Chase Bank	12/12/2018	15,701
USD	3,633,263	JPY	401,105,000	JPMorgan Chase Bank	12/12/2018	10,131
USD	3,081,273	EUR	2,579,000	Bank of New York Mellon	4/17/2019	105
Net unrealized appreciation						$2,231,393

See Notes to Schedule of Investments.

(Continued)

Abbreviations

ADR                                             American Depositary Receipt

CVA                                             Dutch Certification

EUR                                              Euro

GBP                                               British Pounds

ICE                                                  Intercontinental Exchange

IDR                                                 Indonesian Rupiah

JPY                                                   Japanese Yen

LIBOR                                London Interbank Offered Rate

MXN                                          Mexican Peso

NVDR                                    Non-Voting Depositary Receipt

PJSC                                            Public Joint Stock Company

PLN                                                Polish Zloty

REIT                                          Real Estate Investment Trust

SGD                                               Singapore Dollar

USD                                               United States Dollar

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.2%
Air Freight & Logistics	0.6
Auto Components	0.7
Automobiles	0.9
Banks	3.0
Beverages	1.7
Biotechnology	0.9
Building Products	0.7
Capital Markets	0.3
Chemicals	2.8
Closed End Funds	0.5
Commercial Services & Supplies	2.8
Commodities	3.5
Communications Equipment	0.6
Construction & Engineering	0.4
Construction Materials	2.0
Consumer Finance	2.7
Containers & Packaging	0.5
Diversified Consumer Services	0.3
Diversified Financial Services	3.1
Diversified Telecommunication Services	1.5
Electric Utilities	0.1
Electrical Equipment	0.4
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	1.8
Equity Real Estate Investment Trusts (REITs)	1.4
Food & Staples Retailing	2.4
Food Products	4.6
Foreign Government Securities	1.2
Gas Utilities	0.5
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	3.1
Health Care Technology	0.4
Hotels, Restaurants & Leisure	1.4
Household Durables	1.1
Household Products	0.9
Industrial Conglomerates	2.8
Insurance	1.6
IT Services	0.6
Life Sciences Tools & Services	0.0	*
Machinery	1.7
Marine	0.3
Media	2.5
Metals & Mining	2.5
Multiline Retail	0.0	*
Oil, Gas & Consumable Fuels	6.6
Personal Products	0.1
Pharmaceuticals	2.5
Professional Services	0.0	*
Real Estate Management & Development	2.6
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	2.0
Software	2.9
Specialty Retail	1.3

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Technology Hardware, Storage & Peripherals	0.9%
Textiles, Apparel & Luxury Goods	0.2
Tobacco	3.4
Trading Companies & Distributors	2.2
Transportation Infrastructure	0.1
U.S. Treasury Obligations	2.6
Wireless Telecommunication Services	2.7
Short-Term Investments	4.9
Total Investments	99.4%

* Less than 0.05%

See Notes to Schedule of Investments.

(Continued)

First Eagle High Yield Fund
Schedule of Investments
July 31, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS — 80.9%

Australia — 1.4%
Ausdrill Finance Pty. Ltd.
6.88%, 11/1/2019(a)	4,114,000	4,129,428
Nufarm Australia Ltd.
5.75%, 4/30/2026(a)	637,000	611,520
		4,740,948
Canada — 5.5%
Clearwater Seafoods, Inc.
6.88%, 5/1/2025(a)	1,876,000	1,800,960
Kinross Gold Corp.
4.50%, 7/15/2027	1,868,000	1,728,105
Mercer International, Inc.
5.50%, 1/15/2026(a)	924,000	900,900
New Gold, Inc.
6.25%, 11/15/2022(a)	5,338,000	5,031,065
Open Text Corp.
5.63%, 1/15/2023(a)	5,996,000	6,138,405
Precision Drilling Corp.
7.75%, 12/15/2023	2,068,000	2,186,910
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	942,000	925,515
		18,711,860
France — 0.9%
Altice France SA
6.00%, 5/15/2022(a)	2,860,000	2,947,802

Germany — 3.2%
Fresenius Medical Care US Finance II, Inc.
6.50%, 9/15/2018(a)	4,778,000	4,796,174
5.63%, 7/31/2019(a)	3,790,000	3,880,324
IHO Verwaltungs GmbH
4.12%, 9/15/2021(a)(b)	800,000	790,000
4.50%, 9/15/2023(a)(b)	1,609,174	1,544,807
		11,011,305
Netherlands — 1.2%
NXP BV
4.63%, 6/1/2023(a)	4,013,000	4,058,146

South Korea — 0.6%
MagnaChip Semiconductor Corp.
6.63%, 7/15/2021	2,202,000	2,141,445

United Kingdom — 5.5%
Avation Capital SA
6.50%, 5/15/2021(a)	1,216,000	1,223,539
CNH Industrial NV
4.50%, 8/15/2023	1,880,000	1,894,100
EnQuest plc
7.00%, 4/15/2022‡(b)(c)	6,898,957	6,269,427
Inmarsat Finance plc
4.88%, 5/15/2022(a)	3,593,000	3,557,070
6.50%, 10/1/2024(a)	948,000	952,740
Jaguar Land Rover Automotive plc
5.63%, 2/1/2023(a)	790,000	783,830
Virgin Media Secured Finance plc
5.50%, 1/15/2025(a)	4,285,000	4,172,519
		18,853,225
United States — 62.6%
ACCO Brands Corp.
5.25%, 12/15/2024(a)	4,362,000	4,285,665
AECOM
5.13%, 3/15/2027	188,000	182,360
Aircastle Ltd.
4.63%, 12/15/2018	6,732,000	6,767,006
7.63%, 4/15/2020	4,515,000	4,785,900
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	2,682,000	2,749,050
6.25%, 3/15/2026	2,996,000	2,876,160
AMN Healthcare, Inc.
5.13%, 10/1/2024(a)	6,161,000	6,022,377
Antero Resources Corp.
5.38%, 11/1/2021	2,259,000	2,290,061
5.63%, 6/1/2023	4,082,000	4,163,640
5.00%, 3/1/2025	942,000	943,178
Aramark Services, Inc.
5.13%, 1/15/2024	3,103,000	3,130,151
5.00%, 4/1/2025(a)	584,000	584,000
4.75%, 6/1/2026	1,556,000	1,513,210
5.00%, 2/1/2028(a)	57,000	54,988
B&G Foods, Inc.
5.25%, 4/1/2025	3,669,000	3,522,240
Berry Global, Inc.
5.50%, 5/15/2022	332,000	336,980
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	168,000	170,520
California Resources Corp.
8.00%, 12/15/2022(a)	4,244,000	3,798,380
CCO Holdings LLC
5.25%, 9/30/2022	427,000	431,270
Centene Corp.
5.63%, 2/15/2021	2,258,000	2,307,394
4.75%, 5/15/2022	3,271,000	3,307,798
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	1,984,000	2,046,000
Series W, 6.75%, 12/1/2023	2,968,000	3,042,200
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(a)	89,000	90,112
Charter Communications Operating LLC
4.91%, 7/23/2025	465,000	473,075
Chemours Co. (The)
6.63%, 5/15/2023	2,202,000	2,306,595
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	6,799,000	6,849,992
Cloud Peak Energy Resources LLC
12.00%, 11/1/2021	7,629,000	7,819,725
CNH Industrial Capital LLC
3.38%, 7/15/2019	200,000	200,500
3.88%, 10/15/2021	1,559,000	1,551,205

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	1,400,000	1,372,000
Crown Americas LLC
4.50%, 1/15/2023	3,692,000	3,655,818
4.75%, 2/1/2026(a)	1,844,000	1,733,360
DCP Midstream Operating LP
4.75%, 9/30/2021(a)	5,186,000	5,252,070
Dell International LLC
3.48%, 6/1/2019(a)	835,000	837,728
4.42%, 6/15/2021(a)	3,670,000	3,725,111
7.13%, 6/15/2024(a)	4,740,000	5,095,500
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	982,000	1,022,507
Energizer Gamma Acquisition BV
4.63%, 7/15/2026(a)	652,000	778,465
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	1,489,000	1,401,060
FirstCash, Inc.
5.38%, 6/1/2024(a)	1,596,000	1,588,020
Frontier Communications Corp.
7.13%, 3/15/2019	2,894,000	2,908,470
8.50%, 4/1/2026(a)	584,000	560,640
GameStop Corp.
5.50%, 10/1/2019(a)	7,251,000	7,260,064
6.75%, 3/15/2021(a)	200,000	203,750
Genesis Energy LP
6.00%, 5/15/2023	3,702,000	3,646,470
6.50%, 10/1/2025	1,421,000	1,374,817
GLP Capital LP
5.25%, 6/1/2025	3,627,000	3,693,710
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(a)	4,364,000	4,298,540
HCA, Inc.
3.75%, 3/15/2019	8,500,000	8,513,175
IQVIA, Inc.
4.88%, 5/15/2023(a)	2,928,000	2,971,920
5.00%, 10/15/2026(a)	800,000	797,360
JBS USA LUX SA
6.75%, 2/15/2028(a)	4,607,000	4,353,615
KFC Holding Co.
5.00%, 6/1/2024(a)	3,845,000	3,806,550
5.25%, 6/1/2026(a)	600,000	589,314
KLX, Inc.
5.88%, 12/1/2022(a)	3,594,000	3,724,283
Koppers, Inc.
6.00%, 2/15/2025(a)	471,000	471,942
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	1,939,000	1,897,796
4.88%, 11/1/2026(a)	388,000	381,695
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/2022	1,623,000	1,667,795
Meredith Corp.
6.88%, 2/1/2026(a)	245,000	246,838
MGIC Investment Corp.
5.75%, 8/15/2023	470,000	484,547
NGL Energy Partners LP
7.50%, 11/1/2023	2,936,000	2,994,720
Party City Holdings, Inc.
6.63%, 8/1/2026(a)	557,000	558,393
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	358,000	342,338
5.88%, 9/30/2027(a)	638,000	594,935
Plantronics, Inc.
5.50%, 5/31/2023(a)	3,674,000	3,646,445
Post Holdings, Inc.
5.50%, 3/1/2025(a)	430,000	423,550
Radian Group, Inc.
4.50%, 10/1/2024	233,000	226,010
Shea Homes LP
5.88%, 4/1/2023(a)	4,705,000	4,669,713
Silgan Holdings, Inc.
5.50%, 2/1/2022	4,720,000	4,767,200
Spectrum Brands, Inc.
5.75%, 7/15/2025	2,968,000	2,960,580
Sprint Capital Corp.
6.90%, 5/1/2019	6,349,000	6,479,155
Sprint Communications, Inc.
7.00%, 8/15/2020	2,000,000	2,090,000
Sprint Spectrum Co. LLC
3.36%, 9/20/2021(a)	2,361,125	2,349,319
Symantec Corp.
3.95%, 6/15/2022	918,000	897,372
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,228,000	3,218,962
TEGNA, Inc.
5.13%, 7/15/2020	3,514,000	3,557,925
Teleflex, Inc.
5.25%, 6/15/2024	472,000	486,160
4.63%, 11/15/2027	264,000	251,460
Tennant Co.
5.63%, 5/1/2025	235,000	233,825
Ultra Resources, Inc.
7.13%, 4/15/2025(a)	3,868,000	2,320,800
USG Corp.
4.88%, 6/1/2027(a)	360,000	366,300
Valvoline, Inc.
5.50%, 7/15/2024	233,000	235,330
4.38%, 8/15/2025	362,000	341,185
Veritas US, Inc.
7.50%, 2/1/2023(a)	2,331,000	2,202,795
Weight Watchers International, Inc.
8.63%, 12/1/2025(a)	2,774,000	3,051,400
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,523,000	4,617,078
Western Digital Corp.
4.75%, 2/15/2026	531,000	522,039
		213,321,651
TOTAL CORPORATE BONDS (Cost $272,596,680)		275,786,382

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)

LOAN ASSIGNMENTS — 7.9%

United States — 7.9%
BI-LO Holding Finance LLC, First Lien Term Loan B
(ICE LIBOR USD 3 Month + 8.00%), 10.28%, 5/15/2024(d)	7,500,000	7,215,600
Caelus Energy Alaska 03 LLC, Second Lien Term Loan
(ICE LIBOR USD 3 Month + 7.50%), 9.83%, 4/15/2020‡(d)	7,782,000	7,107,534
OSG Bulk Ships, Inc., First Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 6.77%, 8/5/2019‡(d)	3,310,048	3,272,810
Osum Productions Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 7.83%, 7/31/2020‡(d)	7,408,198	6,519,214
Zebra Technologies Corp., Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 4.06%, 10/27/2021(d)	2,764,788	2,769,737
		26,884,895
TOTAL LOAN ASSIGNMENTS (Cost $28,180,196)		26,884,895

Shares

COMMON STOCKS — 2.4%

United States — 2.4%
Southeastern Grocers, Inc.*‡(e) (Cost $7,855,278)	257,973	8,322,209

	Principal Amount ($)

SHORT-TERM INVESTMENTS — 7.9%

COMMERCIAL PAPER — 7.9%
AstraZeneca plc
2.12%, 8/1/2018(f)	8,166,000	8,165,517
Avery Dennison Corp.
2.15%, 8/1/2018(f)	5,833,000	5,832,650
Hitachi America Capital Ltd.
2.13%, 8/1/2018(f)	12,961,000	12,960,225
TOTAL COMMERCIAL PAPER (Cost $26,960,000)		26,958,392

INVESTMENT COMPANIES — 0.0%(g)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.73% (h) (Cost $11,542)	11,542	11,542

TOTAL SHORT-TERM INVESTMENTS (Cost $26,971,542)		26,969,934

Total Investments — 99.1% (Cost $335,603,696)		337,963,420
Other Assets Less Liabilities — 0.9%		3,016,304
Net Assets — 100.0%		340,979,724

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)	Payment in-kind security.
(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2018.
(e)

Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to $8,322,209, which represents approximately 2.44% of net assets of the Fund.

(f)	The rate shown was the current yield as of July 31, 2018.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of July 31, 2018.

See Notes to Schedule of Investments.

(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	762,797	EUR	639,000	Bank of New York Mellon	4/17/2019	$(626)
Net unrealized depreciation						$(626)

Abbreviations
EUR	Euro
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.1%
Auto Components	2.3
Automobiles	0.2
Building Products	0.1
Chemicals	1.6
Commercial Services & Supplies	4.4
Communications Equipment	1.1
Construction & Engineering	0.1
Consumer Finance	0.9
Containers & Packaging	3.1
Diversified Consumer Services	0.9
Diversified Telecommunication Services	6.6
Electrical Equipment	0.2
Electronic Equipment, Instruments & Components	0.8
Energy Equipment & Services	0.9
Food & Staples Retailing	4.5
Food Products	3.9
Health Care Equipment & Supplies	0.2
Health Care Providers & Services	6.6
Health Care Technology	1.1
Hotels, Restaurants & Leisure	2.4
Household Durables	2.3
Household Products	0.9
Life Sciences Tools & Services	0.0 *
Machinery	1.2
Marine	1.0
Media	1.6
Metals & Mining	3.2
Oil, Gas & Consumable Fuels	18.0
Paper & Forest Products	0.3
Professional Services	1.8
Semiconductors & Semiconductor Equipment	1.8
Software	2.7
Specialty Retail	2.9
Technology Hardware, Storage & Peripherals	2.9
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	4.8
Wireless Telecommunication Services	2.6
Short-Term Investments	7.9
Total Investments	99.1%

* Less than 0.05%

See Notes to Schedule of Investments.

(Continued)

First Eagle Fund of America
Schedule of Investments
July 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 94.6%

Aerospace & Defense — 8.5%
Aerojet Rocketdyne Holdings, Inc.*	1,357,916	45,761,769
General Dynamics Corp.(a)	195,836	39,120,199
KLX, Inc.*(a)	1,096,956	80,132,636
		165,014,604
Auto Components — 3.8%
Visteon Corp.*(a)	618,826	72,452,148

Biotechnology — 4.9%
Alexion Pharmaceuticals, Inc.*	214,982	28,584,007
Eagle Pharmaceuticals, Inc.*	213,822	16,945,393
Halozyme Therapeutics, Inc.*(a)	2,173,089	39,332,911
Intrexon Corp.*	687,411	10,077,445
		94,939,756
Building Products — 1.4%
Armstrong World Industries, Inc.*(a)	407,173	27,647,047

Capital Markets — 3.0%
Intercontinental Exchange, Inc.	367,775	27,182,250
KKR & Co. LP	1,123,114	30,750,862
		57,933,112
Chemicals — 10.8%
Albemarle Corp.(a)	493,915	46,526,793
Chemours Co. (The)	1,694,784	77,638,055
Huntsman Corp.	1,591,080	53,348,913
Olin Corp.	1,014,904	29,949,817
		207,463,578
Construction Materials — 4.6%
Martin Marietta Materials, Inc.(a)	440,878	87,919,891

Containers & Packaging — 8.6%
Ball Corp.	1,348,489	52,550,616
Packaging Corp. of America(a)	1,001,101	113,024,303
		165,574,919
Diversified Consumer Services — 2.9%
ServiceMaster Global Holdings, Inc.*	969,198	55,234,594

Electrical Equipment — 2.2%
nVent Electric plc (United Kingdom)*	1,557,884	42,686,022

Equity Real Estate Investment Trusts (REITs) — 2.8%
CorePoint Lodging, Inc.*	2,167,873	54,760,472

Food & Staples Retailing — 0.2%
US Foods Holding Corp.*(a)	100,900	3,411,429

Food Products — 5.1%
Post Holdings, Inc.*	513,457	44,444,838
Tyson Foods, Inc., Class A	925,371	53,347,638
		97,792,476
Health Care Providers & Services — 2.0%
Anthem, Inc.	150,479	38,071,187

Hotels, Restaurants & Leisure — 6.6%
Wyndham Destinations, Inc.	1,628,703	75,115,782
Wyndham Hotels & Resorts, Inc.	891,875	51,728,750
		126,844,532
Insurance — 0.2%
Aon plc(a)	27,000	3,875,850

Internet Software & Services — 1.9%
eBay, Inc.*	1,105,600	36,982,320

Metals & Mining — 2.0%
Allegheny Technologies, Inc.*(a)	1,369,313	38,066,902

Oil, Gas & Consumable Fuels — 3.2%
EQT Corp.	1,096,580	54,478,094
Marathon Petroleum Corp.(a)	85,100	6,878,633
		61,356,727
Pharmaceuticals — 2.3%
Innoviva, Inc.*(a)	1,294,487	18,316,991
Medicines Co. (The)*	352,868	14,019,446
TherapeuticsMD, Inc.*(a)	2,257,752	11,785,465
		44,121,902
Professional Services — 0.8%
Equifax, Inc.(a)	130,916	16,429,958

Semiconductors & Semiconductor Equipment — 3.9%
Qorvo, Inc.*(a)	494,100	40,397,616
Versum Materials, Inc.(a)	915,515	35,293,103
		75,690,719
Software — 2.4%
BlackBerry Ltd. (Canada)*	4,763,819	46,733,064

Technology Hardware, Storage & Peripherals — 8.2%
HP, Inc.(a)	4,176,131	96,385,104
Western Digital Corp.	889,840	62,422,276
		158,807,380
Trading Companies & Distributors — 2.3%
Beacon Roofing Supply, Inc.*	87,324	3,674,594

See Notes to Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
Univar, Inc.*	1,496,472	41,138,015
		44,812,609
TOTAL COMMON STOCKS (Cost $1,458,778,898)		1,824,623,198
	No. of Contracts
OPTIONS PURCHASED — 1.8%

Call Options — 1.8%
Exchange Traded
Airlines — 0.2%
Delta Air Lines, Inc. 01/18/2019 at USD 40 Notional Amount: USD 10,884,000	2,000	3,015,000

Capital Markets — 0.6%
Intercontinental Exchange, Inc. 01/18/2019 at USD 50 Notional Amount: USD 29,564,000	4,000	9,700,000
Intercontinental Exchange, Inc. 01/18/2019 at USD 55 Notional Amount: USD 3,695,500	500	970,000
		10,670,000
Chemicals — 0.1%
Albemarle Corp. 01/18/2019 at USD 80 Notional Amount: USD 14,130,000	1,500	2,580,000

Containers & Packaging — 0.0%(b)
Ball Corp. 01/18/2019 at USD 32.5 Notional Amount: USD 2,077,101	533	383,760

Food Products — 0.1%
Post Holdings, Inc. 01/18/2019 at USD 50 Notional Amount: USD 4,328,000	500	1,917,500
Tyson Foods, Inc. 01/17/2020 at USD 60 Notional Amount: USD 1,441,250	250	147,500
		2,065,000
Professional Services — 0.7%
Equifax, Inc. 01/17/2020 at USD 80 Notional Amount: USD 31,375,000	2,500	12,137,500
Equifax, Inc. 01/17/2020 at USD 85 Notional Amount: USD 6,275,000	500	2,210,000
		14,347,500
Software — 0.1%
Snap, Inc. 01/17/2020 at USD 10 Notional Amount: USD 6,250,000	5,000	2,200,000
TOTAL CALL OPTIONS		35,261,260
TOTAL OPTIONS PURCHASED (Cost $35,585,705)		35,261,260

	Shares
SHORT-TERM INVESTMENTS — 4.0%

INVESTMENT COMPANIES — 4.0%
JP Morgan U.S. Government Money Market Fund, Agency Shares, 1.73% (c) (Cost $77,125,318)	77,125,318	77,125,318
Total Investments — 100.4% (Cost $1,571,489,921)		1,937,009,776
Liabilities in excess of other assets — (0.4%)		(8,163,398)
Net Assets — 100.0%		1,928,846,378

*	Non-income producing security.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of July 31, 2018.

See Notes to Schedule of Investments.

(Continued)

Written Call Options Contracts as of July 31, 2018 :

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Albemarle Corp.	Exchange Traded	35	USD	(329,700)	USD	95.00	9/21/2018	$(15,050)
Allegheny Technologies, Inc.	Exchange Traded	4,812	USD	(13,377,360)	USD	30.00	10/19/2018	(457,140)
Aon plc	Exchange Traded	270	USD	(3,875,850)	USD	150.00	10/19/2018	(37,800)
Armstrong World Industries, Inc.	Exchange Traded	40	USD	(271,600)	USD	60.00	9/21/2018	(36,600)
Equifax, Inc.	Exchange Traded	156	USD	(1,957,800)	USD	130.00	10/19/2018	(46,800)
General Dynamics Corp.	Exchange Traded	48	USD	(958,848)	USD	190.00	8/17/2018	(48,960)
General Dynamics Corp.	Exchange Traded	630	USD	(12,584,880)	USD	195.00	8/17/2018	(400,680)
Halozyme Therapeutics, Inc.	Exchange Traded	400	USD	(724,000)	USD	20.00	9/21/2018	(15,600)
HP, Inc.	Exchange Traded	560	USD	(1,292,480)	USD	22.00	8/17/2018	(68,320)
Innoviva, Inc.	Exchange Traded	874	USD	(1,236,710)	USD	15.00	9/21/2018	(45,885)
KLX, Inc.	Exchange Traded	2,776	USD	(20,278,680)	USD	70.00	11/16/2018	(1,346,360)
KLX, Inc.	Exchange Traded	710	USD	(5,186,550)	USD	72.50	11/16/2018	(220,100)
KLX, Inc.	Exchange Traded	710	USD	(5,186,550)	USD	75.00	11/16/2018	(172,175)
Marathon Petroleum Corp.	Exchange Traded	267	USD	(2,158,161)	USD	75.00	9/21/2018	(187,434)
Marathon Petroleum Corp.	Exchange Traded	584	USD	(4,720,472)	USD	82.50	10/19/2018	(228,928)
Martin Marietta Materials, Inc.	Exchange Traded	140	USD	(2,791,880)	USD	230.00	10/19/2018	(15,050)
Packaging Corp. of America	Exchange Traded	54	USD	(609,660)	USD	115.00	10/19/2018	(15,120)
Qorvo, Inc.	Exchange Traded	625	USD	(5,110,000)	USD	82.50	8/17/2018	(216,875)
Qorvo, Inc.	Exchange Traded	858	USD	(7,015,008)	USD	85.00	8/17/2018	(218,790)
TherapeuticsMD, Inc.	Exchange Traded	1,659	USD	(865,998)	USD	6.00	9/21/2018	(38,157)
US Foods Holding Corp.	Exchange Traded	1,009	USD	(3,411,429)	USD	40.00	8/17/2018	(5,045)
Versum Materials, Inc.	Exchange Traded	988	USD	(3,808,740)	USD	37.50	9/21/2018	(222,300)
Visteon Corp.	Exchange Traded	225	USD	(2,634,300)	USD	130.00	12/21/2018	(85,500)
Total Written Options Contracts (Premiums Received ($5,974,461))								$(4,144,669)

Abbreviations

USD	United States Dollar

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	8.5%
Airlines	0.2
Auto Components	3.8
Biotechnology	4.9
Building Products	1.4
Capital Markets	3.6
Chemicals	10.9
Construction Materials	4.6
Containers & Packaging	8.6
Diversified Consumer Services	2.9
Electrical Equipment	2.2
Equity Real Estate Investment Trusts (REITs)	2.8
Food & Staples Retailing	0.2
Food Products	5.2
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	6.6
Insurance	0.2
Internet Software & Services	1.9
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	2.3
Professional Services	1.5
Semiconductors & Semiconductor Equipment	3.9
Software	2.5
Technology Hardware, Storage & Peripherals	8.2
Trading Companies & Distributors	2.3
Short-Term Investments	4.0
Total Investments	100.4%

See Notes to Schedule of Investments.

(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares. Class R4 shares (except for First Eagle Global Fund and First Eagle Overseas Fund) and Class R5 shares (which collectively launched on March 1, 2017 together with Class R6 shares) are not currently funded, but are available for investment.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additionally, Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the Funds’ prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. Investment funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)  Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2018, the First Eagle Global Cayman Fund, Ltd. has $3,436,116,014 in net assets, representing 6.17% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2018, the First Eagle Overseas Cayman Fund, Ltd. has $984.804.818 in net assets, representing 5.85% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2018, the First Eagle U.S. Value Cayman Fund, Ltd. has $191,299,900 in net assets, representing 9.75% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd.

All intercompany transactions and balances have been eliminated. As of July 31, 2018, the First Eagle Gold Cayman Fund, Ltd. has $238,630,362 in net assets, representing 22.85% of the Gold Fund’s net assets.

b)  Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service, or dealers in the over-the-counter markets in the United States or abroad. Pricing services or broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE (normally 4:00 p.m. Eastern Time). Prior to June 18, 2018, commodities were valued at the indicative mean of the best-bid/best-offer immediately prior to the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. Eastern Time), as provided by an independent pricing source.

The exchange rates, as provided by an independent price source as of the close of the NYSE (normally 4:00 p.m. Eastern Time) are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Funds.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to value those transfers as of the beginning of the period.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2018:

First Eagle Global Fund

Description	Level 1	Level 2(a)	Level 3‡		Total
Assets:†
Common Stocks	$24,094,266,499	$16,850,455,531	$17,257,996		$40,961,980,026
Corporate Bonds	—	—	5,412,330	(b)	5,412,330
Commodities*	—	3,809,098,643	—		3,809,098,643
Foreign Government Securities	—	590,338,070	—	^	590,338,070
Short-Term Investments	1,078,221	10,034,373,912	—		10,035,452,133
U.S. Treasury Obligations	—	113,492,971	—		113,492,971
Forward Foreign Currency Exchange Contracts**	—	96,383,969	—		96,383,969
Total	$24,095,344,720	$31,494,143,096	$22,670,326		$55,612,158,142

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $906,409,110 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at July 31, 2018, these securities were valued based on fair value adjustment factors. Commodities valued at $3,952,483,756 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at July 31, 2018, these securities were valued based on an evaluated price. Common stocks valued at $80,025,207 were transferred from Level 2 to Level 1 during the nine-month period ended July 31, 2018. At October 31, 2017, these securities were valued based on fair value adjustment factors; at July 31, 2018, these securities were valued using quoted market prices in active markets.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

^ Fair value represents zero.

Fair Value Level 3 activity for the nine-month period ended July 31, 2018 was as follows:

	Common Stocks	Corporate Bonds	Foreign Government Securities		Total Value
Beginning Balance — market value	$67,646,852	$24,461,850	$—	^	$92,108,702
Purchases(1)	—	—	—		—
Sales(2)	(83,418,840)	(42,873,207)	—		(126,292,047)
Transfer In — Level 3	—	5,316,657	—		5,316,657
Transfer Out — Level 3	—	—	—		—
Accrued Amortization	—	25,091	—		25,091
Realized Gains (Losses)	83,702,491	14,228,237	—		97,930,728
Change in Unrealized Appreciation (Depreciation)	(50,672,507)	4,253,702	—		(46,418,805)
Ending Balance — market value	$17,257,996	$5,412,330	$—	^	$22,670,326
Change in unrealized gains or (losses) relating to assets still held at reporting date	$3,427,213	$70,582	$—		$3,497,795

^ Fair value represents zero.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2)Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$17,257,996	Comparable Security	Market Discount	30% (30%)
Foreign Government Securities	$—	Discounted Cash Flow	Estimated Recoverability	0% (0%)
Total	$17,257,996

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement. Significant increases (decreases) in estimated recoverability may increase (decrease) the fair value measurement.

First Eagle Overseas Fund

Description	Level 1	Level 2(a)	Level 3‡	Total
Assets:†
Common Stocks	$2,837,496,169	$9,788,809,096	$49,821,152	$12,676,126,417
Commodities*	—	1,229,057,763	—	1,229,057,763
Foreign Government Securities	—	285,520,630	—	285,520,630
Short-Term Investments	391,354	2,506,325,607	—	2,506,716,961
U.S. Treasury Obligations	—	35,809,763	—	35,809,763
Forward Foreign Currency Exchange Contracts**	—	52,720,738	—	52,720,738
Total	$2,837,887,523	$13,898,243,597	$49,821,152	$16,785,952,272

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $878,774,967 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at July 31, 2018, these securities were valued based on fair value adjustment factors. Commodities valued at $1,275,322,931 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at July 31, 2018, these securities were valued based on an evaluated price. Common stocks valued at $28,948,092 were transferred from Level 2 to Level 1 during the nine-month period ended July 31, 2018. At October 31, 2017, these securities were valued based on fair value adjustment factors; at July 31, 2018, these securities were valued using quoted market prices in active markets.

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forwards Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine-month period ended July 31, 2018 was as follows:

	Common Stocks	Corporate Bonds	Total Value
Beginning Balance — market value	$103,200,268	$16,307,900	$119,508,168
Purchases(1)	—	—	—
Sales(2)	(81,366,607)	(28,676,029)	(110,042,636)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	72,550,627	9,589,438	82,140,065
Change in Unrealized Appreciation (Depreciation)	(44,563,136)	2,778,691	(41,784,445)
Ending Balance — market value	$49,821,152	$—	$49,821,152
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,385,703)	$—	$(1,385,703)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$21,035,378	Comparable Security	Market Discount	30% (30%)
	$28,785,774	Market Comparable Companies	Enterprise Value Multiple	0.74x - 7.58x (4.16x)
Common Stocks	$49,821,152
Total	$49,821,152

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement.

First Eagle U.S. Value Fund

Description	Level 1	Level 2(a)	Level 3‡		Total
Assets:†
Common Stocks	$1,396,116,367	$—	$—		$1,396,116,367
Corporate Bonds	—	32,179,832	594,000	(b)	32,773,832
Commodities*	—	191,286,410	—		191,286,410
Short-Term Investments	67,725	341,284,140	—		341,351,865
Total	$1,396,184,092	$564,750,382	$594,000		$1,961,528,474

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Commodities valued at $198,486,965 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at July 31, 2018, these securities were valued based on an evaluated price. There was no security transfer activity from Level 2 to Level 1 for the nine-month period ended July 31, 2018.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

Fair Value Level 3 activity for the nine-month period ended July 31, 2018 was as follows:

Corporate Bonds
Beginning Balance — market value	$—
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	583,500
Transfer Out — Level 3	—
Accrued Amortization	2,878
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	7,622
Ending Balance — market value	$594,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$7,622

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description	Level 1	Level 2(a)	Level 3	Total
Assets:†
Common Stocks	$783,563,782	$—	$—	$783,563,782
Commodities*	—	238,646,613	—	238,646,613
Short-Term Investments	103,379	24,041,566	—	24,144,945
Warrants	15,005	—	—	15,005
Total	$783,682,166	$262,688,179	$—	$1,046,370,345

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Commodities valued at $273,765,697 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at July 31, 2018, these securities were valued based on an evaluated price. There was no security transfer activity from Level 2 to Level 1 for the nine-month period ended July 31, 2018

† See Consolidated Schedule of Investments for additional detailed categorizations.

* Represents gold and silver bullion.

Fair Value Level 3 activity for the nine-month period ended July 31, 2018 was as follows:

Convertible Bond
Beginning Balance — market value	$15,000,000
Purchases(1)	—
Sales(2)	(15,000,000)
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Global Income Builder Fund

Description	Level 1	Level 2(a)	Level 3‡		Total
Assets:†
Common Stocks	$353,337,842	$461,222,231	$—		$814,560,073
Corporate Bonds	—	418,154,415	—		418,154,415
Closed End Funds	—	7,245,274	—		7,245,274
Commodities*	—	50,790,645	—		50,790,645
Foreign Government Securities	—	18,318,401	—		18,318,401
Loan Assignments	—	23,973,729	16,464,611	(b)	40,438,340
Preferred Stocks	1,849,936	—	—		1,849,936
Short-Term Investments	18,874	71,942,596	—		71,961,470
U.S. Treasury Obligations	—	37,700,652	—		37,700,652
Forward Foreign Currency Exchange Contracts**	—	2,231,393	—		2,231,393
Total	$355,206,652	$1,091,579,336	$16,464,611		$1,463,250,599

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $43,150,391 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at July 31, 2018, these securities were valued based on fair value adjustment factors. A Closed End Fund valued at $6,911,422 was transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at July 31, 2018, these securities were valued based on fair value adjustment factors. Commodities valued at $47,992,337 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at July 31, 2018, these securities were valued based on an evaluated price. There was no security transfer activity from Level 2 to Level 1 for the nine-month period ended July 31, 2018.

(b)These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine-month period ended July 31, 2018 was as follows:

	Corporate Bonds	Loan Assignments	Total Value
Beginning Balance — market value	$2,840,419	$16,763,123	$19,603,542
Purchases(1)	—	—	—
Sales(2)	—	(1,055,404)	(1,055,404)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	(2,840,419)	—	(2,840,419)
Accrued Amortization	—	43,835	43,835
Realized Gains (Losses)	—	1,678	1,678
Change in Unrealized Appreciation (Depreciation)	—	711,379	711,379
Ending Balance — market value	$—	$16,464,611	$16,464,611
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$711,379	$711,379

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Yield Fund

Description	Level 1	Level 2(a)	Level 3‡		Total
Assets:†
Common Stocks	$—	$—	$8,322,209		$8,322,209
Corporate Bonds	—	269,516,955	6,269,427	(b)	275,786,382
Loan Assignments	—	9,985,337	16,899,558	(b)	26,884,895
Short-Term Investments	11,542	26,958,392	—		26,969,934
Total	$11,542	$306,460,684	$31,491,194		$337,963,420

Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(626)	$—		$(626)
Total	$—	$(626)	$—		$(626)

(a)Transfers into/out of Level 2 represent value as of the beginning of the period. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1 as of the nine-month period ended July 31, 2018.

(b)These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine-month period ended July 31, 2018 was as follows:

	Common Stocks	Corporate Bonds	Loan Assignments	Total Value
Beginning Balance — market value	$2,603,164	$9,726,191	$23,239,667	$35,569,022
Purchases(1)	7,855,278	1,058,497	1,068,750	9,982,525
Sales(2)	(1,333,116)	(17,377,220)	(8,129,368)	(26,839,704)
Transfer In — Level 3	—	5,519,274	—	5,519,274
Transfer Out — Level 3	—	(4,180,852)	—	(4,180,852)
Accrued Amortization	—	(926,042)	(38,449)	(964,491)
Realized Gains (Losses)	(3,604,000)	(100,332)	(3,173,253)	(6,877,585)
Change in Unrealized Appreciation (Depreciation)	2,800,883	12,549,911	3,932,211	19,283,005
Ending Balance — market value	$8,322,209	$6,269,427	$16,899,558	$31,491,194
Change in unrealized gains or (losses) relating to assets still held at reporting date	$466,931	$1,170,051	$1,020,413	$2,657,395

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
			Indicative Broker Quotes (Mid)	$30.50 - $31.50 ($31.00)
	$8,322,209	Market Comparable Companies	Enterprise Value Multiple	0.19x - 6.43x (3.23x)
Common Stocks	$8,322,209
Total	$8,322,209

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in indicative broker quotes may increase (decrease) the fair value measurement.

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$1,824,623,198	$—	$—	$1,824,623,198
Options Purchased	35,261,260	—	—	35,261,260
Short-Term Investments	77,125,318	—	—	77,125,318
Total	$1,937,009,776	$—	$—	$1,937,009,776

Liabilities:
Written Options (Sold Short)	$(4,144,669)	$—	$—	$(4,144,669)
Total	$(4,144,669)	$—	$—	$(4,144,669)

† See Schedule of Investments for additional detailed categorizations.

For the nine-month period ended July 31, 2018, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

c)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the nine-month period ended July 31, 2018, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

Derivatives Volume Disclosure

	FIRST EAGLE GLOBAL FUND	FIRST EAGLE OVERSEAS FUND	FIRST EAGLE GLOBAL INCOME BUILDER FUND	FIRST EAGLE HIGH YIELD FUND
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$157,325,346	$60,384,371	$1,727,860	$763,650
Average Settlement Value — Sold	2,676,750,434	1,507,666,284	59,732,828	762,797

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At July 31, 2018, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$96,383,969	$—	$(11,774,612)	$66,498,295

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$52,720,738	$—	$(6,292,924)	$37,008,899

First Eagle Gold Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$—	$—	$(20,453)	$—

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$2,231,393	$—	$(934,081)	$2,013,593

First Eagle High Yield Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$—	$626	$—	$(626)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of July 31, 2018:

First Eagle Global Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$15,842,539	$—	$—	$15,842,539
Goldman Sachs	10,902,924	—	(10,902,924)	—
HSBC Bank plc	27,660,263	—	—	27,660,263
JPMorgan Chase Bank	1,842,472	—	—	1,842,472
UBS AG	40,135,771	—	—	40,135,771
	$96,383,969	$—	$(10,902,924)	$85,481,045

First Eagle Overseas Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$9,337,123	$—	$—	$9,337,123
Goldman Sachs	6,583,267	—	(6,583,267)	—
HSBC Bank plc	15,540,656	—	—	15,540,656
JPMorgan Chase Bank	942,568	—	—	942,568
UBS AG	20,317,124	—	—	20,317,124
	$52,720,738	$—	$(6,583,267)	$46,137,471

First Eagle Global Income Builder Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$331,693	$—	$—	$331,693
Goldman Sachs	203,536	—	(40,000)	163,536
HSBC Bank plc	724,277	—	—	724,277
JPMorgan Chase Bank	45,514	—	—	45,514
UBS AG	926,373	—	—	926,373
	$2,231,393	$—	$(40,000)	$2,191,393

First Eagle High Yield Fund

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$626	$—	$—	$626

d)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of July 31, 2018 for First Eagle Fund of America, portfolio securities valued at $95,666,184 were earmarked to cover collateral requirements for written options.

For the nine-month period ended July 31, 2018 for First Eagle Fund of America, the average monthly outstanding contract amount for written options and purchased options totaled 75,109 and 16,067 respectively.

At July 31, 2018, the First Eagle Fund of America had the following options grouped into appropriate risk categories illustrated below:

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity — Written options	$—	$4,144,669	$17,891,291	$20,895,962
Equity — Purchased options	35,261,260	—	(9,574,298)	(4,745,564)

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer		Date: September 27, 2018

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: September 27, 2018